Schedule of Investments
(unaudited)
June 30, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
522 Funding CLO Ltd.
(a)(b)
Series 2019-4A, Class DR, (3-mo. LIBOR
USD at 3.65% Floor + 3.65%), 8.90%,
04/20/30 .................... USD 470 $ 449,148
Series 2019-5A, Class AR, (3-mo. CME
Term SOFR at 1.33% Floor + 1.33%),
6.32%, 04/15/35 ............... 250 244,761
ACREC LLC, Series 2023-FL2, Class A, (1-mo.
CME Term SOFR at 2.23% Floor + 2.23%),
7.32%, 02/19/38
(a)(b)
............... 1,060 1,057,933
AGL CLO 12 Ltd., Series 2021-12A, Class
A1, (3-mo. LIBOR USD at 1.16% Floor +
1.16%), 6.41%, 07/20/34
(a)(b)
......... 1,730 1,715,248
AGL CLO 14 Ltd., Series 2021-14A, Class
A, (3-mo. LIBOR USD at 1.15% Floor +
1.15%), 6.41%, 12/02/34
(a)(b)
......... 1,530 1,500,331
AGL CLO 7 Ltd.
(a)(b)
Series 2020-7A, Class AR, (3-mo. LIBOR
USD at 1.20% Floor + 1.20%), 6.46%,
07/15/34 .................... 540 531,325
Series 2020-7A, Class DR, (3-mo. LIBOR
USD at 3.10% Floor + 3.10%), 8.36%,
07/15/34 .................... 250 233,181
AGL Core CLO 15 Ltd., Series 2021-15A, Class
A1, (3-mo. LIBOR USD at 1.15% Floor +
1.15%), 6.40%, 01/20/35
(a)(b)
......... 250 244,885
AGL Core CLO 2 Ltd., Series 2019-2A, Class
A1, (3-mo. LIBOR USD at 1.39% Floor +
1.39%), 6.64%, 04/20/32
(a)(b)
......... 1,320 1,308,241
AGL Core CLO 4 Ltd., Series 2020-4A, Class
A1R, (3-mo. LIBOR USD at 1.07% Floor +
1.07%), 6.32%, 04/20/33
(a)(b)
......... 920 908,810
AGL Static CLO 18 Ltd., Series 2022-18A,
Class B, (3-mo. CME Term SOFR at 2.00%
Floor + 2.00%), 7.06%, 04/21/31
(a)(b)
.... 260 254,641
AIG CLO LLC, Series 2018-1A, Class A1R, (3-
mo. LIBOR USD at 1.12% Floor + 1.12%),
6.37%, 04/20/32
(a)(b)
............... 280 277,548
AIMCO CLO
(a)(b)
Series 2017-AA, Class CR, (3-mo. LIBOR
USD at 2.10% Floor + 2.10%), 7.35%,
04/20/34 .................... 250 241,504
Series 2018-BA, Class AR, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%), 6.36%,
01/15/32 .................... 1,290 1,282,409
Ajax Mortgage Loan Trust, Series 2021-C,
Class A, 2.12%, 01/25/61
(b)(c)
......... 6,820 6,368,267
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (3-mo. LIBOR USD at 1.08% Floor +
1.08%), 6.34%, 10/21/28
(a)(b)
......... 688 684,091
Allegro CLO IV Ltd., Series 2016-1A, Class
BR2, (3-mo. LIBOR USD at 1.55% Floor +
1.55%), 6.81%, 01/15/30
(a)(b)
......... 250 245,391
ALM Ltd., Series 2020-1A, Class A2, (3-mo.
LIBOR USD + 1.85%), 7.11%, 10/15/29
(a)(b)
1,660 1,643,457
AMMC CLO 22 Ltd., Series 2018-22A, Class
B, (3-mo. LIBOR USD at 1.45% Floor +
1.45%), 6.71%, 04/25/31
(a)(b)
......... 250 246,616
AMMC CLO XIII Ltd., Series 2013-13A, Class
A1R2, (3-mo. LIBOR USD + 1.05%), 6.32%,
07/24/29
(a)(b)
.................... 285 283,253
AMSR Trust, Series 2020-SFR2, Class D,
3.28%, 07/17/37
(b)
................ 557 519,299
Anchorage Capital CLO 16 Ltd., Series 2020-
16A, Class A1R, (3-mo. LIBOR USD at
1.20% Floor + 1.20%), 6.46%, 01/19/35
(a)(b)
250 244,767
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Anchorage Capital CLO 17 Ltd., Series 2021-
17A, Class A1, (3-mo. LIBOR USD at 1.17%
Floor + 1.17%), 6.43%, 07/15/34
(a)(b)
.... USD 2,495 $ 2,441,357
Anchorage Capital CLO 3-R Ltd., Series 2014-
3RA, Class B, (3-mo. LIBOR USD at 1.50%
Floor + 1.50%), 6.77%, 01/28/31
(a)(b)
.... 1,040 1,023,084
Anchorage Capital CLO 4-R Ltd., Series 2014-
4RA, Class A, (3-mo. LIBOR USD at 1.05%
Floor + 1.05%), 6.32%, 01/28/31
(a)(b)
.... 870 864,836
Anchorage Capital CLO 5-R Ltd.
(a)(b)
Series 2014-5RA, Class B, (3-mo. LIBOR
USD at 1.45% Floor + 1.45%), 6.71%,
01/15/30 .................... 420 417,247
Series 2014-5RA, Class C, (3-mo. LIBOR
USD at 1.85% Floor + 1.85%), 7.11%,
01/15/30 .................... 250 243,718
Anchorage Capital CLO 6 Ltd., Series 2015-6A,
Class ARR, (3-mo. LIBOR USD at 1.05%
Floor + 1.05%), 6.31%, 07/15/30
(a)(b)
.... 1,176 1,160,850
Anchorage Capital CLO 7 Ltd.
(a)(b)
Series 2015-7A, Class AR2, (3-mo. LIBOR
USD at 1.09% Floor + 1.09%), 6.36%,
01/28/31 .................... 911 903,760
Series 2015-7A, Class BR2, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.02%,
01/28/31 .................... 1,640 1,605,457
Series 2015-7A, Class D1R2, (3-mo. LIBOR
USD at 3.50% Floor + 3.50%), 8.77%,
01/28/31 .................... 250 235,889
Anchorage Capital CLO 8 Ltd., Series 2016-8A,
Class BR2, (3-mo. LIBOR USD at 1.80%
Floor + 1.80%), 7.09%, 10/27/34
(a)(b)
.... 650 635,626
Anchorage Capital CLO Ltd.
(a)(b)
Series 2013-1A, Class A1R, (3-mo. LIBOR
USD + 1.25%), 6.49%, 10/13/30 .... 650 645,850
Series 2018-1RA, Class A1, (3-mo. LIBOR
USD at 0.99% Floor + 0.99%), 6.23%,
04/13/31 .................... 2,240 2,222,000
Anchorage Capital Europe CLO 2 DAC, Series
2A, Class B1R, (3-mo. EURIBOR at 1.60%
Floor + 1.60%), 4.78%, 04/15/34
(a)(b)
.... EUR 272 285,763
Apidos CLO XII, Series 2013-12A, Class
AR, (3-mo. LIBOR USD at 1.08% Floor +
1.08%), 6.34%, 04/15/31
(a)(b)
......... USD 4,916 4,890,991
Apidos CLO XV, Series 2013-15A, Class
A1RR, (3-mo. LIBOR USD at 1.01% Floor +
1.01%), 6.26%, 04/20/31
(a)(b)
......... 500 496,157
Apidos CLO XVIII, Series 2018-18A, Class
A1, (3-mo. LIBOR USD at 1.14% Floor +
1.14%), 6.41%, 10/22/30
(a)(b)
......... 350 348,628
Apidos CLO XX, Series 2015-20A, Class
A1RA, (3-mo. LIBOR USD at 1.10% Floor +
1.10%), 6.36%, 07/16/31
(a)(b)
......... 250 248,100
Apidos CLO XXII
(a)(b)
Series 2015-22A, Class A2R, (3-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.75%,
04/20/31 .................... 250 246,765
Series 2015-22A, Class CR, (3-mo. LIBOR
USD at 2.95% Floor + 2.95%), 8.20%,
04/20/31 .................... 250 236,532
Aqua Finance Trust, Series 2021-A, Class A,
1.54%, 07/17/46
(b)
................ 85 75,307

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Arbor Realty Commercial Real Estate Notes
Ltd.
(a)(b)
Series 2022-FL1, Class A, (SOFR 30 day
Average at 1.45% Floor + 1.45%), 6.52%,
01/15/37 .................... USD 10,000 $ 9,825,000
Series 2022-FL2, Class A, (1-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 7.00%,
05/15/37 .................... 1,450 1,430,502
Ares European CLO XII DAC, Series 12A,
Class B1R, (3-mo. EURIBOR at 1.70% Floor
+ 1.70%), 4.90%, 04/20/32
(a)(b)
........ EUR 297 313,831
Ares LII CLO Ltd., Series 2019-52A, Class
A1R, (3-mo. LIBOR USD at 1.05% Floor +
1.05%), 6.32%, 04/22/31
(a)(b)
......... USD 1,770 1,748,208
Ares LIX CLO Ltd., Series 2021-59A, Class
A, (3-mo. LIBOR USD at 1.03% Floor +
1.03%), 6.29%, 04/25/34
(a)(b)
......... 250 244,512
Ares LVI CLO Ltd., Series 2020-56A, Class
AR, (3-mo. LIBOR USD at 1.16% Floor +
1.16%), 6.42%, 10/25/34
(a)(b)
......... 410 402,318
Ares XLVIII CLO Ltd., Series 2018-48A, Class
B, (3-mo. LIBOR USD at 1.58% Floor +
1.58%), 6.83%, 07/20/30
(a)(b)
......... 250 245,430
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (3-mo. LIBOR USD + 1.17%), 6.43%,
10/15/30
(a)(b)
.................... 299 297,456
Armada Euro CLO III DAC, Series 3A, Class
DR, (3-mo. EURIBOR at 3.30% Floor +
3.30%), 6.48%, 07/15/31
(a)(b)
......... EUR 287 292,849
Assurant CLO Ltd., Series 2018-2A, Class
A, (3-mo. LIBOR USD at 1.04% Floor +
1.04%), 6.29%, 04/20/31
(a)(b)
......... USD 250 247,917
Atrium IX, Series 9A, Class AR2, (3-mo. LIBOR
USD at 0.99% Floor + 0.99%), 6.45%,
05/28/30
(a)(b)
.................... 973 965,672
Avoca CLO XVIII DAC, Series 18X, Class C,
(3-mo. EURIBOR at 1.75% Floor + 1.75%),
4.93%, 04/15/31
(a)(d)
............... EUR 100 104,307
Avoca CLO XXII DAC, Series 22X, Class B1,
(3-mo. EURIBOR at 1.30% Floor + 1.30%),
4.48%, 04/15/35
(a)(d)
............... 200 206,549
Babson CLO Ltd., Series 2015-IA, Class
BR, (3-mo. LIBOR USD at 1.40% Floor +
1.40%), 6.65%, 01/20/31
(a)(b)
......... USD 250 246,047
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2017-1A, Class BR, (3-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.75%,
07/20/30 .................... 250 244,533
Series 2018-2A, Class A1, (3-mo. LIBOR
USD at 1.08% Floor + 1.08%), 6.35%,
07/19/31 .................... 330 327,582
Series 2018-2A, Class B, (3-mo. LIBOR
USD at 1.60% Floor + 1.60%), 6.86%,
07/19/31 .................... 250 243,192
Series 2021-3A, Class D, (3-mo. LIBOR
USD at 3.10% Floor + 3.10%), 8.37%,
07/24/34 .................... 250 224,075
Bardot CLO Ltd., Series 2019-2A, Class
DR, (3-mo. LIBOR USD at 3.00% Floor +
3.00%), 8.27%, 10/22/32
(a)(b)
......... 250 234,046
Barings CLO Ltd.
(a)(b)
Series 2018-3A, Class A1, (3-mo. LIBOR
USD at 0.95% Floor + 0.95%), 6.20%,
07/20/29 .................... 113 112,267
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-3A, Class A1R, (3-mo. LIBOR
USD at 1.07% Floor + 1.07%), 6.32%,
04/20/31 .................... USD 250 $ 249,206
Battalion CLO 18 Ltd., Series 2020-18A, Class
BR, (3-mo. LIBOR USD at 1.75% Floor +
1.75%), 7.01%, 10/15/36
(a)(b)
......... 375 358,401
Battalion CLO VIII Ltd.
(a)(b)
Series 2015-8A, Class A1R2, (3-mo. LIBOR
USD at 1.07% Floor + 1.07%), 6.33%,
07/18/30 .................... 1,248 1,234,884
Series 2015-8A, Class A2R2, (3-mo. LIBOR
USD at 1.55% Floor + 1.55%), 6.81%,
07/18/30 .................... 666 650,232
Battalion CLO XI Ltd., Series 2017-11A, Class
BR, (3-mo. LIBOR USD at 1.72% Floor +
1.72%), 6.99%, 04/24/34
(a)(b)
......... 250 238,689
Battalion CLO XX Ltd., Series 2021-20A, Class
A, (3-mo. LIBOR USD at 1.18% Floor +
1.18%), 6.44%, 07/15/34
(a)(b)
......... 1,000 972,487
BDS LLC, Series 2022-FL11, Class ATS, (1-mo.
CME Term SOFR at 1.80% Floor + 1.80%),
6.88%, 03/19/39
(a)(b)
............... 1,697 1,676,806
BDS Ltd., Series 2021-FL7, Class A, (1-mo.
LIBOR USD at 1.07% Floor + 1.07%),
6.23%, 06/16/36
(a)(b)
............... 9,610 9,357,737
Benefit Street Partners CLO II Ltd., Series
2013-IIA, Class A2R2, (3-mo. LIBOR USD at
1.45% Floor + 1.45%), 6.71%, 07/15/29
(a)(b)
1,250 1,255,414
Benefit Street Partners CLO III Ltd., Series
2013-IIIA, Class A2R2, (3-mo. LIBOR USD
at 1.65% Floor + 1.65%), 6.90%, 07/20/29
(a)
(b)
........................... 400 399,318
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1A, (3-mo. LIBOR USD
at 1.09% Floor + 1.09%), 6.34%, 04/20/31
(a)
(b)
........................... 960 954,264
Benefit Street Partners CLO XII Ltd., Series
2017-12A, Class B, (3-mo. LIBOR USD +
2.00%), 7.26%, 10/15/30
(a)(b)
......... 310 301,523
BHG Securitization Trust, Series 2022-C, Class
B, 5.93%, 10/17/35
(b)
.............. 302 294,158
Birch Grove CLO 2 Ltd., Series 2021-2A, Class
A1, (3-mo. LIBOR USD at 1.26% Floor +
1.26%), 6.53%, 10/19/34
(a)(b)
......... 250 245,087
Birch Grove CLO Ltd.
(a)(b)
Series 19A, Class CR, (3-mo. LIBOR
USD at 2.20% Floor + 2.20%), 7.75%,
06/15/31 .................... 250 244,636
Series 19A, Class DR, (3-mo. LIBOR
USD at 3.35% Floor + 3.35%), 8.90%,
06/15/31 .................... 250 245,160
BlueMountain CLO Ltd.
(a)(b)
Series 2013-2A, Class A1R, (3-mo. LIBOR
USD + 1.18%), 6.45%, 10/22/30 .... 1,547 1,540,995
Series 2015-3A, Class A1R, (3-mo. LIBOR
USD at 1.00% Floor + 1.00%), 6.25%,
04/20/31 .................... 250 247,175
BlueMountain CLO XXII Ltd., Series 2018-22A,
Class B, (3-mo. LIBOR USD at 1.50% Floor
+ 1.50%), 6.76%, 07/15/31
(a)(b)
........ 870 862,290
BlueMountain CLO XXIII Ltd., Series 2018-23A,
Class B, (3-mo. LIBOR USD at 1.70% Floor
+ 1.70%), 6.95%, 10/20/31
(a)(b)
........ 250 243,627
BlueMountain CLO XXIX Ltd., Series 2020-
29A, Class BR, (3-mo. LIBOR USD at
1.75% Floor + 1.75%), 7.01%, 07/25/34
(a)(b)
250 247,032

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
BlueMountain CLO XXVIII Ltd., Series 2021-
28A, Class A, (3-mo. LIBOR USD at 1.26%
Floor + 1.26%), 6.52%, 04/15/34
(a)(b)
.... USD 130 $ 127,585
Bluemountain Euro CLO DAC, Series 2021-2A,
Class B1, (3-mo. EURIBOR at 1.75% Floor
+ 1.75%), 4.93%, 10/15/35
(a)(b)
........ EUR 660 683,211
BPCRE Ltd., Series 2022-FL2, Class A, (1-mo.
CME Term SOFR at 2.40% Floor + 2.40%),
7.49%, 01/16/37
(a)(b)
............... USD 829 824,098
Bridge Street CLO II Ltd., Series 2021-1A,
Class A1A, (3-mo. LIBOR USD at 1.23%
Floor + 1.23%), 6.48%, 07/20/34
(a)(b)
.... 250 248,340
Bristol Park CLO Ltd., Series 2016-1A, Class
BR, (3-mo. LIBOR USD at 1.45% Floor +
1.45%), 6.71%, 04/15/29
(a)(b)
......... 250 243,723
Buttermilk Park CLO Ltd., Series 2018-1A,
Class A1, (3-mo. LIBOR USD at 1.10%
Floor + 1.10%), 6.36%, 10/15/31
(a)(b)
.... 250 248,524
Canyon Capital CLO Ltd., Series 2019-1A,
Class A1R, (3-mo. LIBOR USD at 1.10%
Floor + 1.10%), 6.36%, 04/15/32
(a)(b)
.... 610 601,728
Canyon CLO Ltd., Series 2020-3A, Class B, (3-
mo. LIBOR USD at 1.70% Floor + 1.70%),
6.96%, 01/15/34
(a)(b)
............... 350 346,023
Carlyle C17 CLO Ltd., Series C17A, Class
A1AR, (3-mo. LIBOR USD at 1.03% Floor +
1.03%), 6.33%, 04/30/31
(a)(b)
......... 1,860 1,846,601
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-1A, Class A1R2, (3-mo. LIBOR
USD at 0.97% Floor + 0.97%), 6.23%,
04/17/31
(a)(b)
.................... 798 790,602
Carlyle US CLO Ltd.
(a)(b)
Series 2016-4A, Class A2R, (3-mo. LIBOR
USD at 1.45% Floor + 1.45%), 6.70%,
10/20/27 .................... 250 247,509
Series 2018-1A, Class A2, (3-mo. LIBOR
USD + 1.50%), 6.75%, 04/20/31 .... 250 245,298
Series 2018-4A, Class B, (3-mo. LIBOR
USD at 2.07% Floor + 2.07%), 7.32%,
01/20/31 .................... 250 245,126
Series 2019-1A, Class A1AR, (3-mo. LIBOR
USD at 1.08% Floor + 1.08%), 6.33%,
04/20/31 .................... 250 247,149
Series 2021-6A, Class A1, (3-mo. LIBOR
USD at 1.16% Floor + 1.16%), 6.42%,
07/15/34 .................... 800 785,838
CBAM Ltd., Series 2017-1A, Class A1, (3-mo.
LIBOR USD + 1.25%), 6.50%, 07/20/30
(a)(b)
1,491 1,486,382
Cedar Funding II CLO Ltd.
(a)(b)
Series 2013-1A, Class ARR, (3-mo. LIBOR
USD at 1.08% Floor + 1.08%), 6.33%,
04/20/34 .................... 710 694,502
Series 2013-1A, Class BRR, (3-mo. LIBOR
USD at 1.35% Floor + 1.35%), 6.60%,
04/20/34 .................... 680 652,903
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class ARR, (3-mo. LIBOR USD at 1.05%
Floor + 1.05%), 6.30%, 04/20/34
(a)(b)
.... 3,930 3,841,632
Cedar Funding XI CLO Ltd., Series 2019-11A,
Class A2R, (3-mo. LIBOR USD at 1.35%
Floor + 1.35%), 6.81%, 05/29/32
(a)(b)
.... 280 275,148
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class BRR, (3-mo. LIBOR
USD at 1.60% Floor + 1.60%), 6.89%,
04/27/31 .................... 250 247,207
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2014-2RA, Class B1, (3-mo. LIBOR
USD at 2.80% Floor + 2.80%), 8.07%,
04/24/30 .................... USD 250 $ 240,259
Series 2015-3A, Class BR, (3-mo. LIBOR
USD at 1.15% Floor + 1.15%), 6.41%,
04/19/29 .................... 330 323,502
Series 2017-1A, Class AR, (3-mo. LIBOR
USD at 1.01% Floor + 1.01%), 6.27%,
04/23/29 .................... 952 945,426
Series 2017-1A, Class B, (3-mo. LIBOR
USD + 1.70%), 6.96%, 04/23/29 .... 340 337,932
Series 2018-1A, Class A, (3-mo. LIBOR
USD + 1.00%), 6.26%, 04/18/31 .... 2,380 2,359,871
Series 2019-5A, Class A1R1, (3-mo. LIBOR
USD at 1.14% Floor + 1.14%), 6.40%,
01/15/35 .................... 250 247,172
Series 2020-1A, Class A1R, (3-mo. LIBOR
USD at 1.15% Floor + 1.15%), 6.41%,
07/15/36 .................... 300 295,035
Series 2020-1A, Class BR, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.91%,
07/15/36 .................... 740 729,317
Series 2020-3A, Class A1R, (3-mo. LIBOR
USD at 1.13% Floor + 1.13%), 6.38%,
10/20/34 .................... 1,350 1,323,797
Series 2021-4A, Class A, (3-mo. LIBOR
USD at 1.05% Floor + 1.05%), 6.31%,
07/15/33 .................... 1,450 1,432,898
Series 2021-5A, Class A, (3-mo. LIBOR
USD at 1.14% Floor + 1.14%), 6.40%,
07/15/34 .................... 330 324,804
Clontarf Park CLO DAC, Series 1X, Class CE,
(3-mo. EURIBOR at 3.05% Floor + 3.05%),
6.32%, 08/05/30
(a)(d)
............... EUR 390 418,972
College Avenue Student Loans LLC
(b)
Series 2021-B, Class B, 2.42%, 06/25/52 USD 242 209,161
Series 2021-B, Class C, 2.72%, 06/25/52 100 85,285
Series 2021-C, Class D, 4.11%, 07/26/55 100 83,826
CVC Cordatus Loan Fund IV DAC, Series 4X,
Class BR1, (3-mo. EURIBOR at 1.30% Floor
+ 1.30%), 4.68%, 02/22/34
(a)(d)
........ EUR 260 266,851
CWHEQ Revolving Home Equity Loan Trust,
Series 2006-I, Class 1A, (1-mo. LIBOR USD
at 0.14% Floor + 0.14%), 5.33%, 01/15/37
(a)
USD 119 107,237
Deer Creek CLO Ltd., Series 2017-1A, Class
A, (3-mo. LIBOR USD at 1.18% Floor +
1.18%), 6.43%, 10/20/30
(a)(b)
......... 1,249 1,239,960
Diameter Capital CLO 1 Ltd., Series 2021-1A,
Class A1A, (3-mo. LIBOR USD at 1.24%
Floor + 1.24%), 6.50%, 07/15/36
(a)(b)
.... 500 496,000
Diameter Capital CLO 3 Ltd., Series 2022-3A,
Class A1A, (3-mo. CME Term SOFR at
1.39% Floor + 1.39%), 6.38%, 04/15/37
(a)(b)
250 244,874
Dryden 43 Senior Loan Fund, Series 2016-43A,
Class AR2, (3-mo. LIBOR USD at 1.04%
Floor + 1.04%), 6.29%, 04/20/34
(a)(b)
.... 1,180 1,168,516
Dryden 45 Senior Loan Fund, Series 2016-45A,
Class BR, (3-mo. LIBOR USD at 1.70%
Floor + 1.70%), 6.96%, 10/15/30
(a)(b)
.... 630 617,427
Dryden 50 Senior Loan Fund, Series 2017-50A,
Class B, (3-mo. LIBOR USD at 1.65% Floor
+ 1.65%), 6.91%, 07/15/30
(a)(b)
........ 250 242,168
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (3-mo. LIBOR USD + 1.12%), 6.38%,
01/15/31
(a)(b)
.................... 4,786 4,760,109

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden 65 CLO Ltd., Series 2018-65A, Class
B, (3-mo. LIBOR USD at 1.60% Floor +
1.60%), 6.86%, 07/18/30
(a)(b)
......... USD 250 $ 245,154
Dryden 76 CLO Ltd., Series 2019-76A, Class
A1R, (3-mo. LIBOR USD at 1.15% Floor +
1.15%), 6.40%, 10/20/34
(a)(b)
......... 250 245,961
Dryden 77 CLO Ltd., Series 2020-77A, Class
AR, (3-mo. LIBOR USD at 1.12% Floor +
1.12%), 6.50%, 05/20/34
(a)(b)
......... 810 794,014
Dryden 87 CLO Ltd., Series 2021-87A, Class
A1, (3-mo. LIBOR USD at 1.10% Floor +
1.10%), 6.48%, 05/20/34
(a)(b)
......... 520 511,068
Dryden XXVI Senior Loan Fund, Series
2013-26A, Class AR, (3-mo. LIBOR USD +
0.90%), 6.16%, 04/15/29
(a)(b)
......... 277 274,404
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (3-mo. LIBOR USD at
1.20% Floor + 1.20%), 6.52%, 08/15/30
(a)(b)
1,567 1,554,886
EDvestinU Private Education Loan Issue No.
4 LLC, Series 2022-A, Class A, 5.25%,
11/25/40
(b)
..................... 578 556,708
Elmwood CLO II Ltd.
(a)(b)
Series 2019-2A, Class AR, (3-mo. LIBOR
USD at 1.15% Floor + 1.15%), 6.40%,
04/20/34 .................... 1,000 984,733
Series 2019-2A, Class BR, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.90%,
04/20/34 .................... 250 244,804
Elmwood CLO V Ltd.
(a)(b)
Series 2020-2A, Class BR, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.90%,
10/20/34 .................... 620 606,151
Series 2020-2A, Class CR, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.25%,
10/20/34 .................... 541 528,466
Elmwood CLO X Ltd.
(a)(b)
Series 2021-3A, Class A, (3-mo. LIBOR
USD at 1.04% Floor + 1.04%), 6.29%,
10/20/34 .................... 1,620 1,602,366
Series 2021-3A, Class C, (3-mo. LIBOR
USD at 1.95% Floor + 1.95%), 7.20%,
10/20/34 .................... 250 246,741
Elmwood CLO XII Ltd., Series 2021-5A, Class
A, (3-mo. LIBOR USD at 1.15% Floor +
1.15%), 6.40%, 01/20/35
(a)(b)
......... 250 245,625
Fidelity Grand Harbour CLO DAC, Series 2021-
1A, Class D, (3-mo. EURIBOR at 3.60%
Floor + 3.60%), 6.78%, 10/15/34
(a)(b)
.... EUR 250 249,282
Flatiron CLO 21 Ltd., Series 2021-1A, Class
A1, (3-mo. LIBOR USD at 1.11% Floor +
1.11%), 6.37%, 07/19/34
(a)(b)
......... USD 3,150 3,092,307
FS Rialto, Series 2021-FL3, Class A, (1-mo.
LIBOR USD at 1.25% Floor + 1.25%),
6.41%, 11/16/36
(a)(b)
............... 3,097 3,004,877
FS Rialto Issuer LLC
(a)(b)
Series 2022-FL4, Class A, (SOFR 30 day
Average at 1.90% Floor + 1.90%), 6.97%,
01/19/39 .................... 2,907 2,866,605
Series 2022-FL5, Class A, (1-mo. CME Term
SOFR at 2.30% Floor + 2.30%), 7.39%,
06/19/37 .................... 786 776,175
Series 2022-FL6, Class A, (1-mo. CME Term
SOFR at 2.58% Floor + 2.58%), 7.66%,
08/17/37 .................... 1,469 1,465,427
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2022-FL7, Class A, (1-mo. CME Term
SOFR at 2.90% Floor + 2.90%), 7.99%,
10/19/39 .................... USD 955 $ 955,032
Galaxy XV CLO Ltd., Series 2013-15A, Class
ARR, (3-mo. LIBOR USD at 0.97% Floor +
0.97%), 6.23%, 10/15/30
(a)(b)
......... 390 384,246
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
A1, (3-mo. LIBOR USD at 1.10% Floor +
1.10%), 6.36%, 07/15/31
(a)(b)
......... 280 276,545
Galaxy XXII CLO Ltd., Series 2016-22A, Class
ARR, (3-mo. LIBOR USD at 1.20% Floor +
1.20%), 6.46%, 04/16/34
(a)(b)
......... 910 898,509
Generate CLO 2 Ltd., Series 2A, Class AR, (3-
mo. LIBOR USD at 1.15% Floor + 1.15%),
6.42%, 01/22/31
(a)(b)
............... 1,242 1,228,274
Generate CLO 3 Ltd.
(a)(b)
Series 3A, Class AR, (3-mo. LIBOR USD +
1.25%), 6.50%, 10/20/29 ......... 406 403,377
Series 3A, Class BR, (3-mo. LIBOR USD +
1.75%), 7.00%, 10/20/29 ......... 930 917,452
Generate CLO 4 Ltd., Series 4A, Class A1R,
(3-mo. LIBOR USD + 1.09%), 6.34%,
04/20/32
(a)(b)
.................... 1,050 1,038,471
Gilbert Park CLO Ltd., Series 2017-1A, Class
C, (3-mo. LIBOR USD at 1.95% Floor +
1.95%), 7.21%, 10/15/30
(a)(b)
......... 640 619,718
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class B1, (3-mo. LIBOR
USD + 1.55%), 6.80%, 04/20/30
(a)(b)
.... 250 245,702
GoldenTree Loan Opportunities IX Ltd.
(a)(b)
Series 2014-9A, Class AR2, (3-mo. LIBOR
USD at 1.11% Floor + 1.11%), 6.41%,
10/29/29 .................... 269 267,038
Series 2014-9A, Class BR2, (3-mo. LIBOR
USD at 1.60% Floor + 1.60%), 6.90%,
10/29/29 .................... 500 497,663
GoldenTree Loan Opportunities X Ltd., Series
2015-10A, Class DR, (3-mo. LIBOR USD at
3.05% Floor + 3.05%), 8.30%, 07/20/31
(a)(b)
250 241,282
GoldentTree Loan Management US CLO 1 Ltd.,
Series 2021-11A, Class A, (3-mo. LIBOR
USD at 1.13% Floor + 1.13%), 6.38%,
10/20/34
(a)(b)
.................... 1,050 1,031,100
Golub Capital Partners CLO 55B Ltd., Series
2021-55A, Class A, (3-mo. LIBOR USD at
1.20% Floor + 1.20%), 6.45%, 07/20/34
(a)(b)
250 247,390
GoodLeap Sustainable Home Solutions
Trust, Series 2023-1GS, Class A, 5.52%,
02/22/55
(b)
..................... 918 873,775
Grippen Park CLO Ltd.
(a)(b)
Series 2017-1A, Class A, (3-mo. LIBOR
USD at 1.26% Floor + 1.26%), 6.51%,
01/20/30 .................... 184 182,770
Series 2017-1A, Class D, (3-mo. LIBOR
USD at 3.30% Floor + 3.30%), 8.55%,
01/20/30 .................... 250 240,206
GSAA Home Equity Trust, Series 2006-5, Class
2A1, (1-mo. LIBOR USD at 0.14% Floor +
0.14%), 5.29%, 03/25/36
(a)
.......... 446 167,082
Gulf Stream Meridian 1 Ltd., Series 2020-IA,
Class A1, (3-mo. LIBOR USD at 1.37%
Floor + 1.37%), 6.63%, 04/15/33
(a)(b)
.... 1,180 1,163,973
Gulf Stream Meridian 3 Ltd., Series 2021-IIIA,
Class A1, (3-mo. LIBOR USD at 1.32%
Floor + 1.32%), 6.58%, 04/15/34
(a)(b)
.... 250 245,800

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Gulf Stream Meridian 4 Ltd., Series 2021-4A,
Class A1, (3-mo. LIBOR USD at 1.20%
Floor + 1.20%), 6.46%, 07/15/34
(a)(b)
.... USD 2,580 $ 2,546,891
Gulf Stream Meridian 5 Ltd., Series 2021-5A,
Class A2, (3-mo. LIBOR USD at 1.80%
Floor + 1.80%), 7.06%, 07/15/34
(a)(b)
.... 280 278,561
Gulf Stream Meridian 7 Ltd., Series 2022-7A,
Class A1, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 6.35%, 07/15/35
(a)(b)
.... 360 351,661
Henley CLO IV DAC, Series 4X, Class B1,
(3-mo. EURIBOR at 1.35% Floor + 1.35%),
4.61%, 04/25/34
(a)(d)
............... EUR 130 136,100
Highbridge Loan Management Ltd.
(a)(b)
Series 12A-18, Class A1B, (3-mo. LIBOR
USD + 1.25%), 6.51%, 07/18/31 .... USD 250 245,942
Series 3A-2014, Class A1R, (3-mo. LIBOR
USD + 1.18%), 6.44%, 07/18/29 .... 520 519,066
HPS Loan Management Ltd.
(a)(b)
Series 10A-16, Class A1RR, (3-mo. LIBOR
USD at 1.14% Floor + 1.14%), 6.39%,
04/20/34 .................... 1,540 1,514,088
Series 6A-2015, Class A1R, (3-mo. LIBOR
USD + 1.00%), 6.33%, 02/05/31 .... 2,825 2,800,966
ICG US CLO Ltd., Series 2015-1A, Class
A1R, (3-mo. LIBOR USD at 1.14% Floor +
1.14%), 6.41%, 10/19/28
(a)(b)
......... 406 402,238
KKR CLO 10 Ltd., Series 10, Class BR, (3-mo.
LIBOR USD + 1.70%), 7.25%, 09/15/29
(a)(b)
250 248,964
KREF Ltd., Series 2022-FL3, Class A, (1-mo.
CME Term SOFR at 1.45% Floor + 1.45%),
6.53%, 02/17/39
(a)(b)
............... 10,000 9,767,561
LCM 29 Ltd., Series 29A, Class AR, (3-mo.
LIBOR USD at 1.07% Floor + 1.07%),
6.33%, 04/15/31
(a)(b)
............... 250 245,775
LCM XIV LP, Series 14A, Class AR, (3-mo.
LIBOR USD + 1.04%), 6.29%, 07/20/31
(a)(b)
250 247,448
LCM XX LP, Series 20A, Class BR, (3-mo.
LIBOR USD + 1.55%), 6.80%, 10/20/27
(a)(b)
250 248,764
LCM XXI LP, Series 21A, Class AR, (3-mo.
LIBOR USD + 0.88%), 6.13%, 04/20/28
(a)(b)
55 55,388
Lendmark Funding Trust, Series 2022-1A,
Class A, 5.12%, 07/20/32
(b)
.......... 1,696 1,647,829
LoanCore Issuer Ltd., Series 2022-CRE7,
Class A, (SOFR 30 day Average at 1.55%
Floor + 1.55%), 6.62%, 01/17/37
(a)(b)
.... 4,099 4,023,015
Logan CLO I Ltd., Series 2021-1A, Class A, (3-
mo. LIBOR USD at 1.16% Floor + 1.16%),
6.41%, 07/20/34
(a)(b)
............... 1,010 997,237
Long Point Park CLO Ltd., Series 2017-1A,
Class A2, (3-mo. LIBOR USD at 1.38%
Floor + 1.38%), 6.64%, 01/17/30
(a)(b)
.... 250 247,824
Longfellow Place CLO Ltd., Series 2013-1A,
Class BR3, (3-mo. LIBOR USD at 1.75%
Floor + 1.75%), 7.01%, 04/15/29
(a)(b)
.... 236 235,722
Madison Park Funding XI Ltd., Series 2013-
11A, Class AR2, (3-mo. LIBOR USD at
0.90% Floor + 0.90%), 6.17%, 07/23/29
(a)(b)
2,078 2,056,423
Madison Park Funding XIII Ltd.
(a)(b)
Series 2014-13A, Class AR2, (3-mo. LIBOR
USD at 0.95% Floor + 0.95%), 6.22%,
04/19/30 .................... 869 865,107
Series 2014-13A, Class BR2, (3-mo. LIBOR
USD + 1.50%), 6.77%, 04/19/30 .... 960 950,420
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Park Funding XIX Ltd., Series 2015-
19A, Class A1R2, (3-mo. LIBOR USD at
0.92% Floor + 0.92%), 6.19%, 01/22/28
(a)(b)
USD 971 $ 964,965
Madison Park Funding XLI Ltd., Series 12A,
Class AR, (3-mo. LIBOR USD + 0.83%),
6.10%, 04/22/27
(a)(b)
............... 207 205,841
Madison Park Funding XLII Ltd., Series 13A,
Class C, (3-mo. LIBOR USD at 1.80% Floor
+ 1.80%), 7.07%, 11/21/30
(a)(b)
........ 250 242,349
Madison Park Funding XLV Ltd., Series 2020-
45A, Class AR, (3-mo. LIBOR USD at 1.12%
Floor + 1.12%), 6.38%, 07/15/34
(a)(b)
.... 1,050 1,040,348
Madison Park Funding XXIII Ltd.
(a)(b)
Series 2017-23A, Class BR, (3-mo. LIBOR
USD at 1.55% Floor + 1.55%), 6.84%,
07/27/31 .................... 250 247,553
Series 2017-23A, Class CR, (3-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.29%,
07/27/31 .................... 250 242,603
Madison Park Funding XXIV Ltd., Series 2016-
24A, Class BR, (3-mo. CME Term SOFR +
2.01%), 7.06%, 10/20/29
(a)(b)
......... 250 244,328
Madison Park Funding XXV Ltd., Series 2017-
25A, Class A2R, (3-mo. LIBOR USD at
1.65% Floor + 1.65%), 6.91%, 04/25/29
(a)(b)
320 313,737
Madison Park Funding XXVI Ltd., Series
2017-26A, Class AR, (3-mo. LIBOR USD +
1.20%), 6.50%, 07/29/30
(a)(b)
......... 1,645 1,639,228
Madison Park Funding XXVII Ltd., Series
2018-27A, Class A1A, (3-mo. LIBOR USD +
1.03%), 6.28%, 04/20/30
(a)(b)
......... 250 248,682
Madison Park Funding XXXIII Ltd., Series
2019-33A, Class AR, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%), 6.28%,
10/15/32
(a)(b)
.................... 290 286,596
Madison Park Funding XXXVII Ltd., Series
2019-37A, Class AR, (3-mo. LIBOR USD at
1.07% Floor + 1.07%), 6.33%, 07/15/33
(a)(b)
410 403,777
Madison Park Funding XXXVIII Ltd., Series
2021-38A, Class A, (3-mo. LIBOR USD at
1.12% Floor + 1.12%), 6.38%, 07/17/34
(a)(b)
1,130 1,113,225
Man GLG Euro CLO VI DAC, Series 6A, Class
DR, (3-mo. EURIBOR at 3.50% Floor +
3.50%), 6.68%, 10/15/32
(a)(b)
......... EUR 320 322,852
Marble Point CLO XI Ltd., Series 2017-2A,
Class A, (3-mo. LIBOR USD at 1.18% Floor
+ 1.18%), 6.44%, 12/18/30
(a)(b)
........ USD 418 414,396
Mariner CLO LLC
(a)(b)
Series 2016-3A, Class AR2, (3-mo. LIBOR
USD at 0.99% Floor + 0.99%), 6.26%,
07/23/29 .................... 237 235,449
Series 2016-3A, Class CR2, (3-mo. LIBOR
USD at 2.05% Floor + 2.05%), 7.32%,
07/23/29 .................... 1,125 1,096,204
Mariner Finance Issuance Trust
(b)
Series 2019-AA, Class B, 3.51%, 07/20/32 500 488,963
Series 2020-AA, Class B, 3.21%, 08/21/34 260 240,713
Series 2020-AA, Class C, 4.10%, 08/21/34 330 300,253
Series 2022-AA, Class A, 6.45%, 10/20/37 1,538 1,534,701
MF1 Multifamily Housing Mortgage Loan Trust
(a)
(b)
Series 2022-FL9, Class A, (1-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 7.23%,
06/19/37 .................... 857 854,343

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2022-FL10, Class A, (1-mo. CME
Term SOFR at 2.64% Floor + 2.64%),
7.71%, 09/17/37 ............... USD 448 $ 448,278
MidOcean Credit CLO III, Series 2014-3A,
Class A3A2, (3-mo. LIBOR USD at 0.97%
Floor + 0.97%), 6.23%, 04/21/31
(a)(b)
.... 472 469,234
Mosaic Solar Loan Trust
(b)
Series 2022-3A, Class A, 6.10%, 06/20/53 298 297,055
Series 2023-1A, Class A, 5.32%, 06/20/53 1,054 1,013,597
MP CLO III Ltd., Series 2013-1A, Class AR,
(3-mo. LIBOR USD + 1.25%), 6.50%,
10/20/30
(a)(b)
.................... 735 729,129
Navient Private Education Loan Trust
(b)
Series 2014-AA, Class A3, (1-mo. LIBOR
USD at 1.60% Floor + 1.60%), 6.79%,
10/15/31
(a)
................... 504 503,723
Series 2015-AA, Class A3, (1-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.89%,
11/15/30
(a)
................... 544 545,209
Series 2018-BA, Class A2A, 3.61%,
12/15/59 .................... 172 165,525
Series 2020-A, Class A2B, (1-mo. LIBOR
USD + 0.90%), 6.09%, 11/15/68
(a)
... 328 322,668
Navient Private Education Refi Loan Trust
(b)
Series 2018-DA, Class A2A, 4.00%,
12/15/59 .................... 548 522,213
Series 2019-CA, Class A2, 3.13%, 02/15/68 368 348,040
Series 2021-DA, Class B, 2.61%, 04/15/60 370 330,530
Series 2021-DA, Class C, 3.48%, 04/15/60 950 834,006
Series 2021-DA, Class D, 4.00%, 04/15/60 300 268,162
Navient Student Loan Trust, Series 2019-BA,
Class A2A, 3.39%, 12/15/59
(b)
........ 251 237,555
Neuberger Berman CLO XVI-S Ltd., Series
2017-16SA, Class AR, (3-mo. LIBOR USD
at 1.04% Floor + 1.04%), 6.30%, 04/15/34
(a)
(b)
........................... 570 559,451
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class BRR, (3-mo. LIBOR USD at
1.65% Floor + 1.65%), 6.91%, 07/15/34
(a)(b)
250 247,938
Neuberger Berman CLO XXII Ltd., Series
2016-22A, Class BR, (3-mo. LIBOR USD at
1.65% Floor + 1.65%), 6.91%, 10/17/30
(a)(b)
400 398,113
Neuberger Berman Loan Advisers CLO 26
Ltd.
(a)(b)
Series 2017-26A, Class AR, (3-mo. LIBOR
USD at 0.92% Floor + 0.92%), 6.18%,
10/18/30 .................... 1,408 1,396,722
Series 2017-26A, Class BR, (3-mo. LIBOR
USD at 1.40% Floor + 1.40%), 6.66%,
10/18/30 .................... 250 244,640
Neuberger Berman Loan Advisers CLO 34
Ltd., Series 2019-34A, Class BR, (3-mo.
CME Term SOFR at 1.75% Floor + 1.75%),
6.80%, 01/20/35
(a)(b)
............... 250 245,260
Neuberger Berman Loan Advisers CLO 37 Ltd.,
Series 2020-37A, Class BR, (3-mo. LIBOR
USD at 1.45% Floor + 1.45%), 6.70%,
07/20/31
(a)(b)
.................... 250 247,991
Neuberger Berman Loan Advisers CLO 42 Ltd.,
Series 2021-42A, Class A, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%), 6.36%,
07/16/35
(a)(b)
.................... 880 871,237
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OAK Hill European Credit Partners V DAC,
Series 2016-5A, Class BR, (3-mo.
EURIBOR at 1.90% Floor + 1.90%), 5.11%,
01/21/35
(a)(b)
.................... EUR 250 $ 261,448
OCP CLO Ltd.
(a)(b)
Series 2013-4A, Class BRR, (3-mo. LIBOR
USD at 1.90% Floor + 1.90%), 7.17%,
04/24/29 .................... USD 945 930,570
Series 2014-5A, Class A1R, (3-mo. LIBOR
USD at 1.08% Floor + 1.08%), 6.35%,
04/26/31 .................... 140 138,874
Series 2017-14A, Class B, (3-mo. LIBOR
USD at 1.95% Floor + 1.95%), 7.33%,
11/20/30 .................... 250 243,679
Series 2019-16A, Class AR, (3-mo. LIBOR
USD at 1.00% Floor + 1.00%), 6.21%,
04/10/33 .................... 280 277,018
Series 2020-18A, Class AR, (3-mo. LIBOR
USD at 1.09% Floor + 1.09%), 6.34%,
07/20/32 .................... 320 316,651
Series 2020-19A, Class BR, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.95%,
10/20/34 .................... 250 247,272
Series 2021-22A, Class A, (3-mo. LIBOR
USD at 1.18% Floor + 1.18%), 6.43%,
12/02/34 .................... 390 384,625
OCP Euro CLO DAC, Series 2017-2X, Class B,
(3-mo. EURIBOR at 1.35% Floor + 1.35%),
4.53%, 01/15/32
(a)(d)
............... EUR 170 179,581
Octagon Investment Partners 18-R Ltd., Series
2018-18A, Class A1A, (3-mo. LIBOR USD +
0.96%), 6.22%, 04/16/31
(a)(b)
......... USD 1,780 1,765,597
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class A1, (3-mo. LIBOR USD +
1.19%), 6.44%, 01/20/31
(a)(b)
......... 250 248,292
Octagon Investment Partners 46 Ltd., Series
2020-2A, Class BR, (3-mo. LIBOR USD at
1.65% Floor + 1.65%), 6.91%, 07/15/36
(a)(b)
710 696,193
Octagon Investment Partners 51 Ltd., Series
2021-1A, Class A, (3-mo. LIBOR USD at
1.15% Floor + 1.15%), 6.40%, 07/20/34
(a)(b)
1,910 1,895,333
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A2R, (3-mo. LIBOR USD +
1.35%), 6.62%, 07/19/30
(a)(b)
......... 320 319,321
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (3-mo. LIBOR USD at
1.02% Floor + 1.02%), 6.28%, 07/17/30
(a)(b)
2,755 2,724,978
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, (3-mo. LIBOR USD +
1.00%), 6.26%, 01/25/31
(a)(b)
......... 2,617 2,600,975
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class AR, (3-mo. LIBOR USD at 1.15%
Floor + 1.15%), 6.41%, 04/21/34
(a)(b)
.... 3,220 3,172,534
OHA Credit Funding 3 Ltd.
(a)(b)
Series 2019-3A, Class AR, (3-mo. LIBOR
USD at 1.14% Floor + 1.14%), 6.39%,
07/02/35 .................... 1,450 1,429,624
Series 2019-3A, Class BR, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.90%,
07/02/35 .................... 668 658,404
OHA Credit Funding 4 Ltd., Series 2019-4A,
Class AR, (3-mo. LIBOR USD at 1.15%
Floor + 1.15%), 6.42%, 10/22/36
(a)(b)
.... 250 245,130
OHA Loan Funding Ltd., Series 2013-2A, Class
AR, (3-mo. LIBOR USD + 1.04%), 6.43%,
05/23/31
(a)(b)
.................... 4,495 4,471,340

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OneMain Financial Issuance Trust
(b)
Series 2019-2A, Class A, 3.14%, 10/14/36 USD 3,140 $ 2,840,432
Series 2020-1A, Class A, 3.84%, 05/14/32 462 460,318
Series 2020-2A, Class C, 2.76%, 09/14/35 550 477,697
Series 2020-2A, Class D, 3.45%, 09/14/35 1,410 1,196,521
Series 2021-1A, Class A2, (SOFR 30 day
Average + 0.76%), 5.83%, 06/16/36
(a)
. 660 642,687
Series 2021-1A, Class C, 2.22%, 06/16/36 100 82,862
Series 2022-3A, Class A, 5.94%, 05/15/34 3,369 3,351,565
OZLM Funding IV Ltd., Series 2013-4A, Class
A1R, (3-mo. LIBOR USD at 1.25% Floor +
1.25%), 6.52%, 10/22/30
(a)(b)
......... 7,423 7,365,341
OZLM VIII Ltd., Series 2014-8A, Class BR3, (3-
mo. LIBOR USD at 2.10% Floor + 2.10%),
7.36%, 10/17/29
(a)(b)
............... 340 332,912
OZLM XXII Ltd., Series 2018-22A, Class A1, (3-
mo. LIBOR USD at 1.07% Floor + 1.07%),
6.33%, 01/17/31
(a)(b)
............... 238 235,769
OZLM XXIV Ltd., Series 2019-24A, Class
A2AR, (3-mo. LIBOR USD at 1.70% Floor +
1.70%), 6.95%, 07/20/32
(a)(b)
......... 250 245,413
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class A1A3, (3-mo. LIBOR
USD at 1.00% Floor + 1.00%), 6.26%,
10/17/31 .................... 650 646,266
Series 2015-1A, Class A1A4, (3-mo. LIBOR
USD at 1.13% Floor + 1.13%), 6.51%,
05/21/34 .................... 5,525 5,436,600
Series 2015-1A, Class A2R4, (3-mo. LIBOR
USD at 1.70% Floor + 1.70%), 7.08%,
05/21/34 .................... 250 245,917
Series 2015-2A, Class A2R2, (3-mo. LIBOR
USD at 1.55% Floor + 1.55%), 6.80%,
07/20/30 .................... 500 499,607
Series 2018-1A, Class A1, (3-mo. LIBOR
USD at 1.03% Floor + 1.03%), 6.29%,
04/18/31 .................... 850 843,772
Series 2018-2A, Class A1A, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%), 6.36%,
07/16/31 .................... 1,070 1,062,878
Series 2020-3A, Class A1AR, (3-mo. LIBOR
USD at 1.08% Floor + 1.08%), 6.40%,
11/15/31 .................... 250 247,777
Series 2021-3A, Class A1, (3-mo. LIBOR
USD at 1.15% Floor + 1.15%), 6.41%,
01/15/35 .................... 250 247,788
Palmer Square Loan Funding Ltd.
(a)(b)
Series 2020-1A, Class A2, (3-mo. LIBOR
USD at 1.35% Floor + 1.35%), 6.73%,
02/20/28 .................... 990 984,796
Series 2020-4A, Class A2, (3-mo. LIBOR
USD at 1.60% Floor + 1.60%), 7.00%,
11/25/28 .................... 560 556,808
Series 2021-2A, Class A2, (3-mo. LIBOR
USD at 1.25% Floor + 1.25%), 6.63%,
05/20/29 .................... 260 256,442
Series 2022-2A, Class A2, (3-mo. CME Term
SOFR at 1.90% Floor + 1.90%), 6.89%,
10/15/30 .................... 340 333,034
Series 2022-2A, Class B, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 7.19%,
10/15/30 .................... 250 241,866
Penta CLO 11 DAC, Series 2022-11A, Class B,
(3-mo. EURIBOR at 2.45% Floor + 2.45%),
5.77%, 11/15/34
(a)(b)
............... EUR 530 564,703
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Pikes Peak CLO 1, Series 2018-1A, Class
A, (3-mo. LIBOR USD at 1.18% Floor +
1.18%), 6.45%, 07/24/31
(a)(b)
......... USD 275 $ 272,442
Pikes Peak CLO 8, Series 2021-8A, Class
A, (3-mo. LIBOR USD at 1.17% Floor +
1.17%), 6.42%, 07/20/34
(a)(b)
......... 1,570 1,553,797
Post CLO Ltd., Series 2018-1A, Class D, (3-
mo. LIBOR USD at 2.95% Floor + 2.95%),
8.21%, 04/16/31
(a)(b)
............... 500 472,199
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)(e)
.. 281 259,285
Prodigy Finance DAC
(a)(b)
Series 2021-1A, Class A, (1-mo. LIBOR
USD + 1.25%), 6.45%, 07/25/51 .... 636 627,544
Series 2021-1A, Class B, (1-mo. LIBOR
USD + 2.50%), 7.70%, 07/25/51 .... 123 122,024
Series 2021-1A, Class C, (1-mo. LIBOR
USD + 3.75%), 8.95%, 07/25/51 .... 153 151,827
Progress Residential Trust, Series 2020-SFR2,
Class D, 3.87%, 06/17/37
(b)
.......... 400 378,964
Race Point IX CLO Ltd., Series 2015-9A, Class
A1A2, (3-mo. LIBOR USD at 0.94% Floor +
0.94%), 6.20%, 10/15/30
(a)(b)
......... 986 979,171
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class A, (3-mo. LIBOR
USD at 1.09% Floor + 1.09%), 6.34%,
01/20/34 .................... 250 248,017
Series 2021-15A, Class B, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 6.90%,
01/20/34 .................... 250 247,016
Rad CLO 2 Ltd., Series 2018-2A, Class AR, (3-
mo. LIBOR USD at 1.08% Floor + 1.08%),
6.34%, 10/15/31
(a)(b)
............... 710 701,989
Rad CLO 5 Ltd., Series 2019-5A, Class AR, (3-
mo. LIBOR USD at 1.12% Floor + 1.12%),
6.39%, 07/24/32
(a)(b)
............... 800 789,018
Ready Capital Mortgage Financing LLC, Series
2023-FL11, Class A, (1-mo. CME Term
SOFR at 2.37% Floor + 2.37%), 7.46%,
10/25/39
(a)(b)
.................... 1,110 1,105,491
Recette CLO Ltd., Series 2015-1A, Class
BRR, (3-mo. LIBOR USD at 1.40% Floor +
1.40%), 6.65%, 04/20/34
(a)(b)
......... 250 238,281
Regatta VI Funding Ltd., Series 2016-1A, Class
AR2, (3-mo. LIBOR USD at 1.16% Floor +
1.16%), 6.41%, 04/20/34
(a)(b)
......... 1,040 1,028,075
Regatta VII Funding Ltd.
(a)(b)
Series 2016-1A, Class A1R2, (3-mo. LIBOR
USD at 1.15% Floor + 1.15%), 6.66%,
06/20/34 .................... 720 713,670
Series 2016-1A, Class BR2, (3-mo. LIBOR
USD at 1.60% Floor + 1.60%), 7.11%,
06/20/34 .................... 250 243,702
Regatta VIII Funding Ltd., Series 2017-1A,
Class B, (3-mo. LIBOR USD at 1.70% Floor
+ 1.70%), 6.96%, 10/17/30
(a)(b)
........ 250 247,539
Regatta XVI Funding Ltd., Series 2019-2A,
Class B, (3-mo. LIBOR USD at 2.05% Floor
+ 2.05%), 7.31%, 01/15/33
(a)(b)
........ 250 248,007
Regatta XVIII Funding Ltd., Series 2021-1A,
Class B, (3-mo. LIBOR USD at 1.45% Floor
+ 1.45%), 6.71%, 01/15/34
(a)(b)
........ 250 244,467
Regional Management Issuance Trust
(b)
Series 2020-1, Class A, 2.34%, 10/15/30 . 500 480,859
Series 2021-1, Class A, 1.68%, 03/17/31 . 830 767,636

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-2, Class B, 2.35%, 08/15/33 . USD 130 $ 105,651
Series 2021-2, Class C, 3.23%, 08/15/33 . 323 255,126
Series 2022-1, Class A, 3.07%, 03/15/32 . 2,058 1,907,390
Series 2022-1, Class B, 3.71%, 03/15/32 . 151 135,592
Series 2022-1, Class C, 4.46%, 03/15/32 . 100 87,008
Riserva CLO Ltd., Series 2016-3A, Class
ARR, (3-mo. LIBOR USD at 1.06% Floor +
1.06%), 6.32%, 01/18/34
(a)(b)
......... 1,220 1,193,836
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class AR2, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%), 6.35%,
04/20/34 .................... 917 895,451
Series 2017-2A, Class BR, (3-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.76%,
10/15/29 .................... 1,945 1,919,772
Series 2017-2A, Class DR, (3-mo. LIBOR
USD at 2.85% Floor + 2.85%), 8.11%,
10/15/29 .................... 1,039 976,917
Series 2017-3A, Class A, (3-mo. LIBOR
USD at 1.19% Floor + 1.19%), 6.44%,
10/20/30 .................... 3,326 3,307,439
Series 2018-1A, Class A, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%), 6.48%,
05/20/31 .................... 297 294,249
Series 2018-2A, Class A, (3-mo. LIBOR
USD at 1.16% Floor + 1.16%), 6.41%,
10/20/31 .................... 250 247,807
Series 2019-2A, Class BR, (3-mo. LIBOR
USD at 1.65% Floor + 1.65%), 7.03%,
08/20/32 .................... 250 240,996
Rockford Tower Europe CLO DAC
(a)(d)
Series 2018-1X, Class B, (3-mo. EURIBOR
at 1.85% Floor + 1.85%), 5.42%,
12/20/31 .................... EUR 576 614,037
Series 2018-1X, Class C, (3-mo. EURIBOR
at 2.47% Floor + 2.47%), 6.02%,
12/20/31 .................... 280 293,700
Romark WM-R Ltd., Series 2018-1A, Class
A1, (3-mo. LIBOR USD at 1.03% Floor +
1.03%), 6.28%, 04/20/31
(a)(b)
......... USD 960 948,326
RR 3 Ltd., Series 2018-3A, Class A1R2, (3-mo.
LIBOR USD at 1.09% Floor + 1.09%),
6.35%, 01/15/30
(a)(b)
............... 1,001 993,002
RR 5 Ltd., Series 2018-5A, Class A2, (3-mo.
LIBOR USD at 1.65% Floor + 1.65%),
6.91%, 10/15/31
(a)(b)
............... 250 247,021
RR LLC, Series 2017-1A, Class A1AB, (3-mo.
LIBOR USD at 1.15% Floor + 1.15%),
6.41%, 07/15/35
(a)(b)
............... 2,140 2,105,241
Signal Peak CLO 1 Ltd., Series 2014-1A, Class
AR3, (3-mo. LIBOR USD at 1.16% Floor +
1.16%), 6.42%, 04/17/34
(a)(b)
......... 2,680 2,628,364
Signal Peak CLO 2 LLC
(a)(b)
Series 2015-1A, Class AR2, (3-mo. LIBOR
USD at 0.98% Floor + 0.98%), 6.23%,
04/20/29 .................... 136 135,482
Series 2015-1A, Class BR2, (3-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.75%,
04/20/29 .................... 1,466 1,449,561
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
A, (3-mo. LIBOR USD at 1.27% Floor +
1.27%), 6.52%, 04/20/33
(a)(b)
......... 640 632,000
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Silver Creek CLO Ltd.
(a)(b)
Series 2014-1A, Class AR, (3-mo. LIBOR
USD at 1.24% Floor + 1.24%), 6.49%,
07/20/30 .................... USD 313 $ 311,494
Series 2014-1A, Class CR, (3-mo. LIBOR
USD at 2.30% Floor + 2.30%), 7.55%,
07/20/30 .................... 500 487,786
Sixth Street CLO XIX Ltd., Series 2021-19A,
Class A, (3-mo. LIBOR USD at 1.10% Floor
+ 1.10%), 6.35%, 07/20/34
(a)(b)
........ 3,815 3,734,233
Sixth Street CLO XVI Ltd., Series 2020-16A,
Class A1A, (3-mo. LIBOR USD at 1.32%
Floor + 1.32%), 6.57%, 10/20/32
(a)(b)
.... 250 247,907
SLM Private Credit Student Loan Trust, Series
2004-B, Class A3, (3-mo. LIBOR USD at
0.33% Floor + 0.33%), 5.88%, 03/15/24
(a)
7 6,517
SLM Private Education Loan Trust, Series
2010-C, Class A5, (1-mo. LIBOR USD at
4.75% Floor + 4.75%), 9.94%, 10/15/41
(a)(b)
2,864 2,987,356
SMB Private Education Loan Trust
(b)
Series 2015-B, Class B, 3.50%, 12/17/40 990 943,547
Series 2016-B, Class A2A, 2.43%, 02/17/32 470 451,386
Series 2020-PTA, Class A2A, 1.60%,
09/15/54 .................... 2,704 2,397,372
Series 2020-PTA, Class B, 2.50%, 09/15/54 1,540 1,218,744
Series 2021-A, Class C, 2.99%, 01/15/53 2,476 2,121,022
Series 2021-A, Class D1, 3.86%, 01/15/53 996 905,975
Series 2021-A, Class D2, 3.86%, 01/15/53 683 621,580
Series 2021-C, Class B, 2.30%, 01/15/53 190 169,749
Series 2021-C, Class C, 3.00%, 01/15/53 160 139,038
Series 2021-C, Class D, 3.93%, 01/15/53 100 91,710
Sound Point CLO XII Ltd., Series 2016-2A,
Class CR2, (3-mo. LIBOR USD at 2.05%
Floor + 2.05%), 7.30%, 10/20/28
(a)(b)
.... 900 895,666
Sound Point CLO XV Ltd., Series 2017-1A,
Class ARR, (3-mo. LIBOR USD at 0.90%
Floor + 0.90%), 6.17%, 01/23/29
(a)(b)
.... 139 137,347
Sound Point CLO XXVIII Ltd., Series 2020-3A,
Class A1, (3-mo. LIBOR USD at 1.28%
Floor + 1.28%), 6.54%, 01/25/32
(a)(b)
.... 460 455,756
St. Paul's CLO XII DAC, Series 12X, Class B1,
(3-mo. EURIBOR at 1.60% Floor + 1.60%),
4.78%, 04/15/33
(a)(d)
............... EUR 310 323,672
Steele Creek CLO Ltd., Series 2017-1A, Class
A, (3-mo. LIBOR USD at 1.25% Floor +
1.25%), 6.51%, 10/15/30
(a)(b)
......... USD 1,017 1,004,335
Sutton Park CLO DAC, Series 1X, Class BE,
(3-mo. EURIBOR at 2.35% Floor + 2.35%),
5.67%, 11/15/31
(a)(d)
............... EUR 202 210,639
Symphony CLO XVI Ltd., Series 2015-16A,
Class AR, (3-mo. LIBOR USD at 1.15%
Floor + 1.15%), 6.41%, 10/15/31
(a)(b)
.... USD 250 248,402
Symphony CLO XVII Ltd., Series 2016-17A,
Class AR, (3-mo. LIBOR USD at 0.88%
Floor + 0.88%), 6.14%, 04/15/28
(a)(b)
.... 217 215,893
Symphony CLO XXIII Ltd., Series 2020-23A,
Class BR, (3-mo. LIBOR USD at 1.60%
Floor + 1.60%), 6.86%, 01/15/34
(a)(b)
.... 250 247,540
Symphony CLO XXVI Ltd., Series 2021-26A,
Class AR, (3-mo. LIBOR USD at 1.08%
Floor + 1.08%), 6.33%, 04/20/33
(a)(b)
.... 514 507,431
TCI-Flatiron CLO Ltd., Series 2017-1A, Class
AR, (3-mo. LIBOR USD at 0.96% Floor +
0.96%), 6.29%, 11/18/30
(a)(b)
......... 761 755,075

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TCW CLO AMR Ltd., Series 2019-1A, Class
ASNR, (3-mo. LIBOR USD at 1.22% Floor +
1.22%), 6.54%, 08/16/34
(a)(b)
......... USD 250 $ 244,375
TIAA CLO III Ltd., Series 2017-2A, Class A, (3-
mo. LIBOR USD at 1.15% Floor + 1.15%),
6.41%, 01/16/31
(a)(b)
............... 877 870,709
TICP CLO IX Ltd., Series 2017-9A, Class A, (3-
mo. LIBOR USD at 1.14% Floor + 1.14%),
6.39%, 01/20/31
(a)(b)
............... 645 640,908
TICP CLO VI Ltd., Series 2016-6A, Class
AR2, (3-mo. LIBOR USD at 1.12% Floor +
1.12%), 6.38%, 01/15/34
(a)(b)
......... 1,060 1,049,756
Trestles CLO IV Ltd., Series 2021-4A, Class
A, (3-mo. LIBOR USD at 1.17% Floor +
1.17%), 6.43%, 07/21/34
(a)(b)
......... 1,550 1,530,777
Tricon American Homes, Series 2020-SFR1,
Class D, 2.55%, 07/17/38
(b)
.......... 2,225 1,980,251
Trinitas CLO IV Ltd., Series 2016-4A, Class
A2L2, (3-mo. LIBOR USD at 1.40% Floor +
1.40%), 6.66%, 10/18/31
(a)(b)
......... 220 215,534
Trinitas CLO XIV Ltd., Series 2020-14A, Class
B, (3-mo. LIBOR USD at 2.00% Floor +
2.00%), 7.26%, 01/25/34
(a)(b)
......... 730 713,551
Venture 32 CLO Ltd., Series 2018-32A, Class
A2A, (3-mo. LIBOR USD at 1.07% Floor +
1.07%), 6.33%, 07/18/31
(a)(b)
......... 350 345,391
Venture XVIII CLO Ltd., Series 2014-18A,
Class AR, (3-mo. LIBOR USD at 1.22%
Floor + 1.22%), 6.48%, 10/15/29
(a)(b)
.... 2,541 2,530,294
Voya CLO Ltd.
(a)(b)
Series 2017-3A, Class A1R, (3-mo. LIBOR
USD + 1.04%), 6.29%, 04/20/34 .... 465 455,700
Series 2017-4A, Class A1, (3-mo. LIBOR
USD at 1.13% Floor + 1.13%), 6.39%,
10/15/30 .................... 1,528 1,517,596
Series 2019-1A, Class AR, (3-mo. LIBOR
USD at 1.06% Floor + 1.06%), 6.32%,
04/15/31 .................... 2,064 2,047,185
Voya Euro CLO II DAC, Series 2A, Class CR,
(3-mo. EURIBOR at 2.15% Floor + 2.15%),
5.33%, 07/15/35
(a)(b)
............... EUR 250 257,179
Voya Euro CLO V DAC
(a)(b)
Series 5A, Class B1, (3-mo. EURIBOR at
1.75% Floor + 1.75%), 4.93%, 04/15/35 440 458,055
Series 5A, Class D, (3-mo. EURIBOR at
3.10% Floor + 3.10%), 6.28%, 04/15/35 250 244,119
Whitebox CLO I Ltd., Series 2019-1A, Class
CR, (3-mo. LIBOR USD at 3.05% Floor +
3.05%), 8.32%, 07/24/32
(a)(b)
......... USD 900 866,592
Whitebox CLO II Ltd.
(a)(b)
Series 2020-2A, Class BR, (3-mo. LIBOR
USD at 1.75% Floor + 1.75%), 7.02%,
10/24/34 .................... 280 271,078
Series 2020-2A, Class DR, (3-mo. LIBOR
USD at 3.35% Floor + 3.35%), 8.62%,
10/24/34 .................... 280 267,918
Whitebox CLO III Ltd., Series 2021-3A, Class
D, (3-mo. LIBOR USD at 3.35% Floor +
3.35%), 8.61%, 10/15/34
(a)(b)
......... 250 238,807
Total Asset-Backed Securities — 8.6%
(Cost: $332,491,116) ............................. 324,624,641
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 1.3%
BAE Systems plc, 3.40%, 04/15/30
(b)
..... USD 6,377 $ 5,766,546
Boeing Co. (The)
3.95%, 08/01/59 ................. 1,364 1,007,351
5.93%, 05/01/60 ................. 942 932,945
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 ................. 3,280 3,006,415
2.04%, 08/16/28 ................. 884 742,249
4.20%, 05/01/30 ................. 1,007 933,053
L3Harris Technologies, Inc.
4.40%, 06/15/28 ................. 918 882,324
1.80%, 01/15/31 ................. 2,837 2,245,366
Lockheed Martin Corp.
1.85%, 06/15/30 ................. 1,015 844,484
4.75%, 02/15/34 ................. 619 617,506
3.60%, 03/01/35 ................. 2,651 2,369,607
Northrop Grumman Corp.
4.70%, 03/15/33 ................. 2,549 2,501,619
3.85%, 04/15/45 ................. 1,154 940,409
4.03%, 10/15/47 ................. 3,233 2,777,498
5.25%, 05/01/50 ................. 340 345,535
4.95%, 03/15/53 ................. 4,919 4,792,084
Raytheon Technologies Corp.
6.70%, 08/01/28 ................. 617 662,000
7.00%, 11/01/28 ................. 2,010 2,145,166
4.13%, 11/16/28 ................. 4,118 3,966,190
4.20%, 12/15/44 ................. 515 419,994
4.15%, 05/15/45 ................. 580 493,039
3.75%, 11/01/46 ................. 456 367,409
4.35%, 04/15/47 ................. 909 805,543
4.05%, 05/04/47 ................. 883 750,335
2.82%, 09/01/51 ................. 3,098 2,080,627
3.03%, 03/15/52 ................. 3,595 2,527,181
5.38%, 02/27/53 ................. 1,106 1,148,464
Textron, Inc.
3.90%, 09/17/29 ................. 2,067 1,894,542
2.45%, 03/15/31 ................. 1,156 953,347
48,918,828
Automobile Components — 0.0%
Metalsa SA de CV, 3.75%, 05/04/31
(d)
.... 561 440,177
Banks — 1.6%
Bank of America Corp.
(a)
(3-mo. LIBOR USD + 0.87%), 2.46%,
10/22/25 .................... 789 753,339
(3-mo. LIBOR USD + 1.37%), 3.59%,
07/21/28 .................... 1,540 1,431,529
(3-mo. LIBOR USD + 1.07%), 3.97%,
03/05/29 .................... 3,069 2,873,288
(1-day SOFR + 1.63%), 5.20%, 04/25/29 9,053 8,954,061
(1-day SOFR + 1.06%), 2.09%, 06/14/29 3,118 2,660,149
(3-mo. LIBOR USD + 1.21%), 3.97%,
02/07/30 .................... 386 357,382
(1-day SOFR + 1.37%), 1.92%, 10/24/31 4,110 3,253,361
(1-day SOFR + 1.32%), 2.69%, 04/22/32 3,518 2,915,530
(1-day SOFR + 1.33%), 2.97%, 02/04/33 11,743 9,789,272
(1-day SOFR + 1.83%), 4.57%, 04/27/33 6,856 6,446,311
(1-day SOFR + 1.91%), 5.29%, 04/25/34 530 525,074
Barclays plc
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.50%), 7.44%,
11/02/33 .................... 347 375,416
(1-day SOFR + 2.98%), 6.22%, 05/09/34 2,800 2,788,899
Citigroup, Inc., (1-day SOFR + 2.11%), 2.57%,
06/03/31
(a)
.................... 1,404 1,171,380

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Discover Bank, 2.70%, 02/06/30 ........ USD 579 $ 467,129
JPMorgan Chase & Co.
(a)
(1-day SOFR + 1.17%), 2.95%, 02/24/28 990 908,985
(1-day SOFR + 1.75%), 4.57%, 06/14/30 809 777,281
(1-day SOFR + 1.25%), 2.58%, 04/22/32 1,011 839,754
(1-day SOFR + 1.26%), 2.96%, 01/25/33 3,217 2,710,043
(1-day SOFR + 1.85%), 5.35%, 06/01/34 3,597 3,625,666
Morgan Stanley Bank NA, 4.75%, 04/21/26 . 465 458,152
Wells Fargo & Co., (1-day SOFR + 2.02%),
5.39%, 04/24/34
(a)
............... 5,450 5,415,196
59,497,197
Biotechnology — 0.6%
AbbVie, Inc.
4.55%, 03/15/35 ................. 1,601 1,524,589
4.50%, 05/14/35 ................. 3,408 3,237,926
4.45%, 05/14/46 ................. 886 780,119
Amgen, Inc.
4.05%, 08/18/29 ................. 3,000 2,844,407
5.25%, 03/02/30 ................. 4,712 4,721,402
4.40%, 02/22/62 ................. 3,321 2,725,640
5.75%, 03/02/63 ................. 2,861 2,902,306
Gilead Sciences, Inc.
2.60%, 10/01/40 ................. 519 375,888
4.80%, 04/01/44 ................. 2,096 2,000,774
4.15%, 03/01/47 ................. 1,991 1,727,450
22,840,501
Building Products — 0.0%
Owens Corning, 3.88%, 06/01/30 ....... 405 370,008
Capital Markets — 3.1%
Credit Suisse AG
0.50%, 02/02/24 ................. 562 540,627
4.75%, 08/09/24 ................. 534 521,883
3.63%, 09/09/24 ................. 5,466 5,263,828
7.95%, 01/09/25 ................. 744 759,060
3.70%, 02/21/25 ................. 4,891 4,673,861
2.95%, 04/09/25 ................. 400 375,889
5.00%, 07/09/27 ................. 2,185 2,109,380
7.50%, 02/15/28 ................. 2,447 2,599,229
Credit Suisse USA, Inc., 7.13%, 07/15/32 .. 720 797,487
Deutsche Bank AG
5.37%, 09/09/27 ................. 2,878 2,829,924
(1-day SOFR + 3.18%), 6.72%, 01/18/29
(a)
1,499 1,501,137
FactSet Research Systems, Inc., 3.45%,
03/01/32 ..................... 3,003 2,554,447
Gaci First Investment Co.
(d)
5.00%, 10/13/27 ................. 412 409,322
4.75%, 02/14/30 ................. 482 472,697
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 0.51%), 0.66%, 09/10/24
(a)
4,652 4,599,689
3.50%, 04/01/25 ................. 1,626 1,561,919
(1-day SOFR + 1.09%), 1.99%, 01/27/32
(a)
2,430 1,912,956
(1-day SOFR + 1.28%), 2.62%, 04/22/32
(a)
4,034 3,308,361
(1-day SOFR + 1.26%), 2.65%, 10/21/32
(a)
9,181 7,483,674
Moody's Corp.
4.25%, 02/01/29 ................. 536 515,854
2.55%, 08/18/60 ................. 813 447,937
3.10%, 11/29/61 ................. 1,003 657,891
Morgan Stanley
(a)
(3-mo. LIBOR USD + 1.34%), 3.59%,
07/22/28 .................... 389 358,926
(1-day SOFR + 1.73%), 5.12%, 02/01/29 4,774 4,708,295
(1-day SOFR + 1.59%), 5.16%, 04/20/29 17,084 16,875,332
(3-mo. LIBOR USD + 1.63%), 4.43%,
01/23/30 .................... 3,055 2,906,636
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 1.14%), 2.70%, 01/22/31 USD 5,114 $ 4,349,424
(1-day SOFR + 1.03%), 1.79%, 02/13/32 3,489 2,706,407
(1-day SOFR + 1.18%), 2.24%, 07/21/32 8,079 6,421,079
(1-day SOFR + 2.08%), 4.89%, 07/20/33 660 635,217
(1-day SOFR + 2.56%), 6.34%, 10/18/33 4,383 4,662,649
(1-day SOFR + 1.87%), 5.25%, 04/21/34 7,849 7,750,481
MSCI, Inc.
(b)
4.00%, 11/15/29 ................. 2,090 1,891,493
3.63%, 09/01/30 ................. 435 375,139
3.25%, 08/15/33 ................. 1,463 1,178,240
Nasdaq, Inc.
5.55%, 02/15/34 ................. 2,884 2,895,343
6.10%, 06/28/63 ................. 835 853,831
UBS Group AG
3.75%, 03/26/25 ................. 2,046 1,957,817
(1-day SOFR + 1.56%), 2.59%, 09/11/25
(a)(b)
656 625,280
4.55%, 04/17/26 ................. 837 804,496
(1-day SOFR + 2.04%), 2.19%, 06/05/26
(a)(b)
634 581,358
4.28%, 01/09/28
(b)
................ 3,537 3,268,907
(1-day SOFR + 3.70%), 6.44%, 08/11/28
(a)(b)
942 945,484
(1-day SOFR + 3.92%), 6.54%, 08/12/33
(a)(b)
2,429 2,488,298
(1-day SOFR + 5.02%), 9.02%, 11/15/33
(a)(b)
861 1,032,027
116,169,211
Chemicals — 0.0%
Eastman Chemical Co., 5.75%, 03/08/33 .. 1,194 1,192,555
MEGlobal BV, 2.63%, 04/28/28
(d)
....... 200 174,120
1,366,675
Commercial Services & Supplies — 0.0%
Republic Services, Inc., 3.05%, 03/01/50 .. 528 376,814
Waste Management, Inc., 2.95%, 06/01/41 . 509 377,082
753,896
Communications Equipment — 0.2%
Juniper Networks, Inc., 2.00%, 12/10/30 ... 445 345,236
Motorola Solutions, Inc.
2.75%, 05/24/31 ................. 4,897 4,011,914
5.60%, 06/01/32 ................. 2,351 2,329,569
5.50%, 09/01/44 ................. 1,362 1,292,846
7,979,565
Consumer Finance — 0.2%
Capital One Financial Corp.
(a)
(1-day SOFR + 1.79%), 3.27%, 03/01/30 625 530,674
(1-day SOFR + 2.60%), 5.82%, 02/01/34 2,579 2,460,559
(1-day SOFR + 2.86%), 6.38%, 06/08/34 1,240 1,231,116
DAE Funding LLC, 1.55%, 08/01/24
(d)
.... 200 188,990
General Motors Financial Co., Inc.
5.80%, 06/23/28 ................. 1,700 1,693,515
4.30%, 04/06/29 ................. 834 765,366
6,870,220
Diversified REITs — 0.9%
Digital Dutch Finco BV
(d)
1.50%, 03/15/30 ................. EUR 1,950 1,666,810
1.00%, 01/15/32 ................. 1,070 822,913
Extra Space Storage LP, 5.50%, 07/01/30 .. USD 830 823,131
GLP Capital LP
5.75%, 06/01/28 ................. 2,886 2,823,563
5.30%, 01/15/29 ................. 144 137,110
4.00%, 01/15/30 ................. 3,725 3,228,300
3.25%, 01/15/32 ................. 1,950 1,574,456
Prologis LP, 5.13%, 01/15/34 .......... 2,136 2,120,751
VICI Properties LP
4.25%, 12/01/26
(b)
................ 3,414 3,193,733
5.75%, 02/01/27
(b)
................ 980 959,146
3.75%, 02/15/27
(b)
................ 4,428 4,061,963

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
4.75%, 02/15/28 ................. USD 1,813 $ 1,716,610
3.88%, 02/15/29
(b)
................ 2,894 2,539,666
4.63%, 12/01/29
(b)
................ 5,611 5,094,059
4.95%, 02/15/30 ................. 410 384,613
4.13%, 08/15/30
(b)
................ 3,280 2,887,810
WP Carey, Inc., 2.40%, 02/01/31 ....... 446 358,510
34,393,144
Diversified Telecommunication Services — 0.9%
AT&T, Inc.
5.40%, 02/15/34 ................. 3,796 3,802,521
4.50%, 05/15/35 ................. 2,643 2,429,716
4.85%, 03/01/39 ................. 383 352,334
4.65%, 06/01/44 ................. 433 377,229
4.35%, 06/15/45 ................. 397 332,695
3.65%, 06/01/51 ................. 1,357 996,200
3.50%, 09/15/53 ................. 1,400 991,082
3.55%, 09/15/55 ................. 830 581,054
3.80%, 12/01/57 ................. 2,553 1,848,366
3.65%, 09/15/59 ................. 2,031 1,414,021
3.85%, 06/01/60 ................. 2,892 2,093,890
Verizon Communications, Inc.
1.75%, 01/20/31 ................. 4,041 3,188,083
2.36%, 03/15/32 ................. 10,389 8,355,711
5.05%, 05/09/33 ................. 1,363 1,347,833
4.50%, 08/10/33 ................. 386 364,250
4.40%, 11/01/34 ................. 2,058 1,899,478
2.65%, 11/20/40 ................. 1,206 838,888
2.99%, 10/30/56 ................. 1,902 1,208,076
32,421,427
Electric Utilities — 2.8%
AEP Texas, Inc.
3.95%, 06/01/28 ................. 642 602,629
5.40%, 06/01/33 ................. 2,677 2,663,222
3.80%, 10/01/47 ................. 1,002 756,983
Series H, 3.45%, 01/15/50 .......... 460 329,970
3.45%, 05/15/51 ................. 1,005 714,751
5.25%, 05/15/52 ................. 987 931,099
AEP Transmission Co. LLC
3.75%, 12/01/47 ................. 588 469,133
3.80%, 06/15/49 ................. 599 478,493
3.15%, 09/15/49 ................. 1,212 862,119
Series M, 3.65%, 04/01/50 .......... 1,092 847,961
Series O, 4.50%, 06/15/52 .......... 1,526 1,364,710
5.40%, 03/15/53 ................. 395 405,939
Alabama Power Co.
5.50%, 03/15/41 ................. 378 365,797
Series A, 4.30%, 07/15/48 .......... 1,264 1,076,145
3.13%, 07/15/51 ................. 626 432,869
American Transmission Systems, Inc., 2.65%,
01/15/32
(b)
.................... 2,146 1,774,595
Atlantic City Electric Co., 4.00%, 10/15/28 .. 569 541,712
Baltimore Gas & Electric Co.
3.50%, 08/15/46 ................. 458 345,533
3.75%, 08/15/47 ................. 981 765,953
4.25%, 09/15/48 ................. 831 705,871
3.20%, 09/15/49 ................. 491 355,474
4.55%, 06/01/52 ................. 506 449,959
CenterPoint Energy Houston Electric LLC
4.95%, 04/01/33 ................. 1,960 1,956,482
3.95%, 03/01/48 ................. 1,262 1,041,055
Series AD, 2.90%, 07/01/50 ......... 620 421,093
Commonwealth Edison Co.
Series 127, 3.20%, 11/15/49 ......... 529 378,412
Series 130, 3.13%, 03/15/51 ......... 1,113 780,002
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Series 131, 2.75%, 09/01/51 ......... USD 780 $ 504,028
Series 133, 3.85%, 03/15/52 ......... 749 598,506
Connecticut Light & Power Co. (The), 4.90%,
07/01/33 ..................... 1,636 1,627,106
DTE Electric Co.
Series A, 4.05%, 05/15/48 .......... 1,456 1,209,334
3.95%, 03/01/49 ................. 1,281 1,052,545
Series B, 3.25%, 04/01/51 .......... 498 360,203
5.40%, 04/01/53 ................. 994 1,025,861
Duke Energy Carolinas LLC
2.85%, 03/15/32 ................. 1,792 1,523,078
3.95%, 03/15/48 ................. 1,391 1,133,414
5.35%, 01/15/53 ................. 3,211 3,252,591
Duke Energy Corp., 4.30%, 03/15/28 ..... 1,017 976,930
Duke Energy Florida LLC
2.50%, 12/01/29 ................. 1,871 1,615,325
3.40%, 10/01/46 ................. 939 701,373
3.00%, 12/15/51 ................. 827 566,543
5.95%, 11/15/52 ................. 2,580 2,810,271
Duke Energy Ohio, Inc., 4.30%, 02/01/49 .. 442 369,527
Duke Energy Progress LLC
3.45%, 03/15/29 ................. 2,187 2,005,139
2.90%, 08/15/51 ................. 582 388,581
4.00%, 04/01/52 ................. 469 379,698
5.35%, 03/15/53 ................. 2,007 2,019,762
Edison International
5.25%, 11/15/28 ................. 3,764 3,662,710
6.95%, 11/15/29 ................. 2,355 2,477,169
Entergy Louisiana LLC
4.20%, 09/01/48 ................. 1,581 1,322,305
4.20%, 04/01/50 ................. 466 389,694
Entergy Mississippi LLC, 3.85%, 06/01/49 .. 1,413 1,095,386
Evergy Kansas Central, Inc., 5.70%, 03/15/53 885 911,272
Eversource Energy, 5.45%, 03/01/28 ..... 2,303 2,318,444
Exelon Corp.
5.10%, 06/15/45 ................. 312 288,993
4.70%, 04/15/50 ................. 1,686 1,490,000
5.60%, 03/15/53 ................. 671 676,050
FirstEnergy Corp.
Series B, 4.15%, 07/15/27
(a)(c)
........ 1,839 1,746,741
Series B, 2.25%, 09/01/30 .......... 1,970 1,595,700
Series C, 3.40%, 03/01/50 .......... 411 283,245
FirstEnergy Transmission LLC
(b)
4.35%, 01/15/25 ................. 1,587 1,547,472
4.55%, 04/01/49 ................. 2,781 2,319,983
Florida Power & Light Co., 3.99%, 03/01/49 . 1,949 1,642,827
MidAmerican Energy Co.
3.15%, 04/15/50 ................. 2,215 1,550,121
2.70%, 08/01/52 ................. 1,108 700,073
Northern States Power Co.
4.00%, 08/15/45 ................. 1,260 1,024,402
2.60%, 06/01/51 ................. 749 480,258
3.20%, 04/01/52 ................. 1,480 1,059,892
NRG Energy, Inc., 2.45%, 12/02/27
(b)
..... 1,303 1,098,049
Ohio Power Co.
Series P, 2.60%, 04/01/30 .......... 1,561 1,333,553
Series G, 6.60%, 02/15/33 .......... 441 476,610
5.00%, 06/01/33 ................. 2,681 2,630,169
4.00%, 06/01/49 ................. 983 795,776
Series R, 2.90%, 10/01/51 .......... 1,184 785,792
Oncor Electric Delivery Co. LLC
5.75%, 03/15/29 ................. 428 444,236
3.10%, 09/15/49 ................. 1,574 1,111,499
Pacific Gas & Electric Co., 5.90%, 06/15/32 . 5,115 4,922,698

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
PECO Energy Co.
3.05%, 03/15/51 ................. USD 1,450 $ 1,001,612
2.85%, 09/15/51 ................. 528 347,880
4.60%, 05/15/52 ................. 413 377,521
Pennsylvania Electric Co., 5.15%, 03/30/26
(b)
500 492,409
Public Service Co. of New Hampshire
3.60%, 07/01/49 ................. 461 360,120
5.15%, 01/15/53 ................. 847 848,838
Public Service Electric & Gas Co.
3.65%, 09/01/28 ................. 530 496,483
4.15%, 11/01/45 ................. 423 342,034
3.60%, 12/01/47 ................. 688 540,170
3.15%, 01/01/50 ................. 590 428,986
2.05%, 08/01/50 ................. 1,317 775,054
Southern California Edison Co.
2.25%, 06/01/30 ................. 3,958 3,308,339
5.95%, 11/01/32 ................. 4,281 4,480,916
Southwestern Electric Power Co., 5.30%,
04/01/33 ..................... 1,099 1,084,710
Southwestern Public Service Co.
3.40%, 08/15/46 ................. 634 457,601
3.70%, 08/15/47 ................. 722 553,323
Series 8, 3.15%, 05/01/50 .......... 2,192 1,525,486
Union Electric Co., 5.45%, 03/15/53 ..... 648 660,305
106,200,682
Financial Services — 0.3%
Global Payments, Inc.
4.80%, 04/01/26 ................. 1,275 1,244,642
2.15%, 01/15/27 ................. 1,286 1,143,063
4.95%, 08/15/27 ................. 2,884 2,809,989
4.45%, 06/01/28 ................. 1,673 1,569,703
3.20%, 08/15/29 ................. 3,984 3,462,832
5.30%, 08/15/29 ................. 1,384 1,348,367
2.90%, 05/15/30 ................. 1,044 884,871
12,463,467
Food Products — 0.0%
Gruma SAB de CV, 4.88%, 12/01/24
(d)
.... 211 207,871
Gas Utilities — 0.1%
Atmos Energy Corp., 3.38%, 09/15/49 .... 524 387,865
CenterPoint Energy Resources Corp., 5.25%,
03/01/28 ..................... 1,327 1,326,463
Piedmont Natural Gas Co., Inc., 4.10%,
09/18/34 ..................... 440 388,064
Promigas SA ESP
3.75%, 10/16/29
(d)
................ 468 390,780
3.75%, 10/16/29
(b)
................ 239 199,565
Southwest Gas Corp., 5.45%, 03/23/28 ... 1,490 1,485,462
4,178,199
Ground Transportation — 0.6%
Burlington Northern Santa Fe LLC
4.45%, 03/15/43 ................. 427 387,918
3.05%, 02/15/51 ................. 1,284 909,586
3.30%, 09/15/51 ................. 1,423 1,061,933
2.88%, 06/15/52 ................. 1,371 937,262
CSX Corp.
4.30%, 03/01/48 ................. 858 746,551
3.35%, 09/15/49 ................. 825 608,614
3.80%, 04/15/50 ................. 406 323,788
2.50%, 05/15/51 ................. 597 379,041
4.50%, 08/01/54 ................. 414 366,436
Norfolk Southern Corp.
4.45%, 06/15/45 ................. 461 399,192
3.05%, 05/15/50 ................. 1,562 1,079,930
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
2.90%, 08/25/51 ................. USD 574 $ 379,886
4.05%, 08/15/52 ................. 453 372,651
3.70%, 03/15/53 ................. 1,111 855,234
3.16%, 05/15/55 ................. 1,371 937,222
Penske Truck Leasing Co. LP
(b)
4.20%, 04/01/27 ................. 739 691,743
5.88%, 11/15/27 ................. 2,309 2,289,115
5.70%, 02/01/28 ................. 1,117 1,102,275
Ryder System, Inc.
5.65%, 03/01/28 ................. 2,253 2,253,941
5.25%, 06/01/28 ................. 2,106 2,079,381
Union Pacific Corp.
3.95%, 08/15/59 ................. 455 367,981
2.97%, 09/16/62 ................. 2,574 1,675,975
3.75%, 02/05/70 ................. 839 634,580
3.85%, 02/14/72 ................. 685 526,562
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26 ...... 1,161 1,090,602
22,457,399
Health Care Providers & Services — 0.7%
Aetna, Inc., 4.75%, 03/15/44 .......... 394 349,161
Centene Corp., 3.00%, 10/15/30 ........ 3,317 2,764,046
Elevance Health, Inc.
3.13%, 05/15/50 ................. 543 378,607
3.60%, 03/15/51 ................. 1,458 1,114,863
4.55%, 05/15/52 ................. 701 626,134
HCA, Inc.
5.25%, 04/15/25 ................. 1,755 1,732,464
5.88%, 02/15/26 ................. 5,873 5,876,715
5.25%, 06/15/26 ................. 2,096 2,073,091
3.38%, 03/15/29
(b)
................ 1,147 1,019,858
3.50%, 09/01/30 ................. 4,960 4,347,686
UnitedHealth Group, Inc.
3.70%, 08/15/49 ................. 1,282 1,029,724
4.75%, 05/15/52 ................. 1,852 1,756,904
5.05%, 04/15/53 ................. 490 487,034
4.95%, 05/15/62 ................. 862 828,700
6.05%, 02/15/63 ................. 324 366,371
5.20%, 04/15/63 ................. 736 736,272
25,487,630
Hotel & Resort REITs — 0.0%
Service Properties Trust, 4.35%, 10/01/24 .. 990 952,597
Insurance — 0.2%
Aon Corp.
4.50%, 12/15/28 ................. 678 652,343
2.80%, 05/15/30 ................. 1,802 1,559,662
2.60%, 12/02/31 ................. 1,652 1,360,459
5.00%, 09/12/32 ................. 417 411,392
5.35%, 02/28/33 ................. 2,631 2,650,167
Marsh & McLennan Cos., Inc.
2.25%, 11/15/30 ................. 448 372,397
5.45%, 03/15/53 ................. 875 890,534
7,896,954
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
4.45%, 08/15/52 ................. 429 373,031
5.60%, 05/15/53 ................. 1,229 1,262,198
5.75%, 05/15/63 ................. 3,029 3,134,776
4,770,005
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31 ................. 462 376,916

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
4.95%, 11/21/32 ................. USD 792 $ 806,278
1,183,194
Machinery — 0.1%
CNH Industrial Capital LLC, 4.20%, 01/15/24 2,385 2,361,275
Media — 0.4%
Charter Communications Operating LLC
5.38%, 05/01/47 ................. 3,246 2,682,998
4.80%, 03/01/50 ................. 1,298 979,339
3.90%, 06/01/52 ................. 3,416 2,235,310
5.25%, 04/01/53 ................. 466 376,380
6.83%, 10/23/55 ................. 589 555,266
3.85%, 04/01/61 ................. 1,100 665,311
3.95%, 06/30/62 ................. 1,389 854,561
Comcast Corp.
2.65%, 02/01/30 ................. 1,046 914,948
3.25%, 11/01/39 ................. 900 713,902
4.00%, 11/01/49 ................. 1,322 1,091,146
2.89%, 11/01/51 ................. 1,136 761,639
2.94%, 11/01/56 ................. 1,175 765,187
Cox Communications, Inc., 3.15%, 08/15/24
(b)
1,304 1,259,887
Omnicom Group, Inc., 3.65%, 11/01/24 ... 719 698,247
Time Warner Cable LLC
6.55%, 05/01/37 ................. 674 646,146
5.88%, 11/15/40 ................. 994 876,857
16,077,124
Metals & Mining — 0.3%
Anglo American Capital plc
(b)
4.75%, 04/10/27 ................. 1,739 1,681,004
4.50%, 03/15/28 ................. 1,540 1,468,544
2.25%, 03/17/28 ................. 910 777,377
5.63%, 04/01/30 ................. 1,480 1,470,676
2.88%, 03/17/31 ................. 1,362 1,124,018
5.50%, 05/02/33 ................. 1,839 1,790,340
Freeport Indonesia PT, 4.76%, 04/14/27
(d)
.. 200 192,556
Glencore Funding LLC, 5.70%, 05/08/33
(b)
.. 2,572 2,551,875
Newmont Corp., 2.25%, 10/01/30 ....... 1,204 986,427
12,042,817
Multi-Utilities — 0.4%
Ameren Illinois Co.
3.25%, 03/15/50 ................. 640 467,729
5.90%, 12/01/52 ................. 994 1,082,429
Consolidated Edison Co. of New York, Inc.
3.20%, 12/01/51 ................. 554 384,002
6.15%, 11/15/52 ................. 438 481,503
4.63%, 12/01/54 ................. 914 784,411
4.50%, 05/15/58 ................. 447 372,922
Consumers Energy Co.
4.63%, 05/15/33 ................. 389 378,386
3.75%, 02/15/50 ................. 1,096 872,740
3.10%, 08/15/50 ................. 513 362,412
2.65%, 08/15/52 ................. 1,342 859,907
4.20%, 09/01/52 ................. 2,027 1,734,330
NiSource, Inc.
3.49%, 05/15/27 ................. 854 803,490
5.25%, 03/30/28 ................. 1,598 1,596,736
5.40%, 06/30/33 ................. 566 566,378
San Diego Gas & Electric Co.
3.32%, 04/15/50 ................. 516 369,231
3.70%, 03/15/52 ................. 1,040 805,122
5.35%, 04/01/53 ................. 890 882,742
12,804,470
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 3.8%
BP Capital Markets America, Inc., 4.81%,
02/13/33 ..................... USD 4,955 $ 4,882,987
Cameron LNG LLC
(b)
3.30%, 01/15/35 ................. 3,817 3,181,867
3.40%, 01/15/38 ................. 1,710 1,422,122
Cenovus Energy, Inc.
5.25%, 06/15/37 ................. 928 854,136
6.80%, 09/15/37 ................. 651 676,691
6.75%, 11/15/39 ................. 1,557 1,632,220
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 ................. 3,326 3,310,036
5.13%, 06/30/27 ................. 7,044 6,924,678
3.70%, 11/15/29 ................. 1,514 1,370,797
2.74%, 12/31/39 ................. 787 620,296
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 8,397 7,706,401
4.00%, 03/01/31 ................. 4,484 3,948,115
3.25%, 01/31/32 ................. 7,138 5,872,075
5.95%, 06/30/33
(b)
................ 818 820,380
Devon Energy Corp.
8.25%, 08/01/23 ................. 300 300,156
5.25%, 10/15/27 ................. 526 518,059
4.50%, 01/15/30 ................. 1,868 1,758,392
Diamondback Energy, Inc.
3.25%, 12/01/26 ................. 7,275 6,835,212
3.50%, 12/01/29 ................. 8,483 7,635,731
3.13%, 03/24/31 ................. 6,139 5,258,531
EIG Pearl Holdings SARL, 4.39%, 11/30/46
(b)
923 721,094
El Paso Natural Gas Co. LLC, 3.50%,
02/15/32
(b)
.................... 1,001 846,547
Enbridge, Inc., 5.70%, 03/08/33 ........ 2,292 2,323,472
Energy Transfer LP
3.90%, 05/15/24
(c)
................ 1,109 1,090,228
5.75%, 02/15/33 ................. 2,608 2,625,072
4.90%, 03/15/35 ................. 844 773,579
6.10%, 02/15/42 ................. 541 511,382
5.15%, 02/01/43 ................. 815 692,402
5.35%, 05/15/45 ................. 1,033 902,789
6.13%, 12/15/45 ................. 675 641,289
5.30%, 04/15/47 ................. 1,653 1,437,730
5.40%, 10/01/47 ................. 1,075 947,475
5.00%, 05/15/50 ................. 6,172 5,212,643
Enterprise Products Operating LLC
5.10%, 02/15/45 ................. 673 642,506
4.20%, 01/31/50 ................. 1,022 854,159
3.70%, 01/31/51 ................. 493 377,162
3.30%, 02/15/53 ................. 745 531,601
EQT Corp.
3.13%, 05/15/26
(b)
................ 2,765 2,542,168
3.90%, 10/01/27 ................. 631 583,372
5.70%, 04/01/28 ................. 528 521,119
7.00%, 02/01/30
(a)(c)
............... 503 526,656
3.63%, 05/15/31
(b)
................ 1,069 919,439
Hess Corp., 6.00%, 01/15/40 .......... 490 489,069
Kinder Morgan Energy Partners LP
6.50%, 02/01/37 ................. 706 725,785
4.70%, 11/01/42 ................. 1,109 921,557
5.00%, 03/01/43 ................. 432 371,702
5.50%, 03/01/44 ................. 545 496,691
NGPL PipeCo LLC
(b)
4.88%, 08/15/27 ................. 2,110 1,999,453
3.25%, 07/15/31 ................. 4,051 3,336,252
Northwest Pipeline LLC, 4.00%, 04/01/27 .. 2,916 2,770,830
Occidental Petroleum Corp.
7.88%, 09/15/31 ................. 1,808 2,015,563

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.45%, 09/15/36 ................. USD 711 $ 729,699
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 ................. 2,948 2,942,927
5.63%, 03/01/25 ................. 9,309 9,272,304
5.88%, 06/30/26 ................. 7,768 7,831,589
Targa Resources Corp.
5.20%, 07/01/27 ................. 273 268,026
6.50%, 02/15/53 ................. 500 510,615
Targa Resources Partners LP
6.50%, 07/15/27 ................. 358 355,407
5.00%, 01/15/28 ................. 2,642 2,521,360
5.50%, 03/01/30 ................. 1,652 1,589,835
4.88%, 02/01/31 ................. 2,649 2,448,047
4.00%, 01/15/32 ................. 1,791 1,548,195
Texas Eastern Transmission LP, 3.50%,
01/15/28
(b)
.................... 2,271 2,100,165
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 ................. 1,085 1,136,024
4.00%, 03/15/28 ................. 2,396 2,255,122
4.60%, 03/15/48 ................. 1,660 1,410,977
Viper Energy Partners LP, 5.38%, 11/01/27
(b)
750 719,788
Williams Cos., Inc. (The), 3.50%, 10/15/51 . 956 659,327
143,179,075
Paper & Forest Products — 0.0%
Suzano Austria GmbH, 5.00%, 01/15/30 ... 619 577,694
Passenger Airlines — 0.4%
Air Canada Pass-Through Trust
(b)
Series 2017-1, Class B, 3.70%, 01/15/26 6 5,192
Series 2017-1, Class AA, 3.30%, 01/15/30 391 345,885
American Airlines Pass-Through Trust
Series 2015-2, Class B, 4.40%, 09/22/23 1,372 1,362,196
Series 2016-2, Class B, 4.38%, 06/15/24
(b)
448 433,148
Series 2015-2, Class AA, 3.60%, 09/22/27 281 261,546
Series 2016-1, Class AA, 3.58%, 01/15/28 1,920 1,777,951
Series 2016-2, Class AA, 3.20%, 06/15/28 395 353,228
Series 2017-1, Class AA, 3.65%, 02/15/29 141 130,025
Series 2017-2, Class AA, 3.35%, 10/15/29 590 524,006
Series 2019-1, Class AA, 3.15%, 02/15/32 950 827,266
Delta Air Lines Pass-Through Trust, Series
2019-1, Class AA, 3.20%, 04/25/24 .... 2,311 2,264,499
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/07/25 66 61,302
Series 2020-1, Class B, 4.88%, 01/15/26 575 549,192
Series 2020-1, Class A, 5.88%, 10/15/27 2,009 1,992,182
Series 2015-1, Class AA, 3.45%, 12/01/27 797 730,178
Series 2019-2, Class B, 3.50%, 05/01/28 781 702,192
Series 2016-1, Class AA, 3.10%, 07/07/28 48 43,620
Series 2016-2, Class AA, 2.88%, 10/07/28 400 352,319
Series 2018-1, Class AA, 3.50%, 03/01/30 502 452,430
Series 2019-1, Class AA, 4.15%, 08/25/31 576 527,683
Series 2019-2, Class AA, 2.70%, 05/01/32 760 636,702
14,332,742
Pharmaceuticals — 0.2%
Pfizer Investment Enterprises Pte. Ltd.
5.30%, 05/19/53 ................. 1,514 1,574,077
5.34%, 05/19/63 ................. 5,281 5,344,099
6,918,176
Retail REITs — 0.0%
NNN REIT, Inc., 3.50%, 04/15/51 ....... 519 348,951
Semiconductors & Semiconductor Equipment — 0.5%
Broadcom, Inc.
(b)
3.47%, 04/15/34 ................. 3,336 2,736,550
3.19%, 11/15/36 ................. 4,582 3,462,861
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.
4.88%, 02/10/28 ................. USD 2,191 $ 2,182,720
5.70%, 02/10/53 ................. 1,942 1,975,588
KLA Corp.
3.30%, 03/01/50 ................. 2,148 1,610,873
5.25%, 07/15/62 ................. 410 414,964
NXP BV
4.30%, 06/18/29 ................. 4,685 4,391,438
3.40%, 05/01/30 ................. 423 374,118
QUALCOMM, Inc.
4.30%, 05/20/47 ................. 595 539,429
4.50%, 05/20/52 ................. 378 343,861
6.00%, 05/20/53 ................. 337 377,203
18,409,605
Software — 0.4%
Oracle Corp.
3.80%, 11/15/37 ................. 3,752 3,067,655
3.60%, 04/01/40 ................. 663 512,901
4.13%, 05/15/45 ................. 4,294 3,364,922
4.00%, 07/15/46 ................. 4,830 3,712,393
3.60%, 04/01/50 ................. 2,281 1,629,909
3.95%, 03/25/51 ................. 861 651,021
VMware, Inc.
3.90%, 08/21/27 ................. 388 367,834
1.80%, 08/15/28 ................. 517 433,323
2.20%, 08/15/31 ................. 2,769 2,175,880
15,915,838
Specialized REITs — 1.1%
American Tower Corp.
3.95%, 03/15/29 ................. 3,327 3,065,740
3.80%, 08/15/29 ................. 2,470 2,253,342
2.90%, 01/15/30 ................. 669 577,013
2.10%, 06/15/30 ................. 1,521 1,228,245
1.88%, 10/15/30 ................. 1,214 957,896
2.70%, 04/15/31 ................. 1,484 1,230,574
2.30%, 09/15/31 ................. 1,866 1,484,430
5.65%, 03/15/33 ................. 2,236 2,267,341
5.55%, 07/15/33 ................. 4,130 4,158,326
Crown Castle, Inc.
4.30%, 02/15/29 ................. 2,480 2,331,689
3.10%, 11/15/29 ................. 2,670 2,324,749
3.30%, 07/01/30 ................. 2,846 2,513,803
2.25%, 01/15/31 ................. 1,325 1,079,929
2.10%, 04/01/31 ................. 5,711 4,567,726
2.50%, 07/15/31 ................. 2,676 2,198,374
5.10%, 05/01/33 ................. 3,898 3,830,504
Equinix, Inc., 2.15%, 07/15/30 ......... 5,698 4,604,842
40,674,523
Specialty Retail — 0.2%
Lowe's Cos., Inc.
4.50%, 04/15/30 ................. 3,444 3,348,025
2.63%, 04/01/31 ................. 421 355,486
5.00%, 04/15/40 ................. 1,607 1,511,310
4.25%, 09/15/44 ................. 462 365,262
5,580,083
Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC
6.02%, 06/15/26 ................. 2,469 2,509,514
4.90%, 10/01/26 ................. 1,071 1,063,389
5.25%, 02/01/28 ................. 801 799,339
Hewlett Packard Enterprise Co., 5.25%,
07/01/28 ..................... 3,554 3,519,815
7,892,057

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tobacco — 0.3%
Altria Group, Inc.
3.13%, 06/15/31 ................. EUR 2,880 $ 2,702,596
4.25%, 08/09/42 ................. USD 1,991 1,553,016
4.50%, 05/02/43 ................. 760 604,390
BAT Capital Corp.
4.54%, 08/15/47 ................. 485 356,896
4.76%, 09/06/49 ................. 282 212,885
3.98%, 09/25/50 ................. 2,500 1,684,635
5.65%, 03/16/52 ................. 485 421,339
Philip Morris International, Inc., 5.13%,
11/17/27 ..................... 1,328 1,332,064
Reynolds American, Inc., 5.85%, 08/15/45 .. 1,002 891,083
9,758,904
Wireless Telecommunication Services — 0.5%
Sprint LLC
7.13%, 06/15/24 ................. 11,342 11,443,432
7.63%, 02/15/25 ................. 3,031 3,096,063
T-Mobile USA, Inc.
3.88%, 04/15/30 ................. 2,244 2,067,327
2.55%, 02/15/31 ................. 1,945 1,616,704
18,223,526
Total Corporate Bonds — 22.4%
(Cost: $870,035,945) ............................. 842,915,707
Foreign Agency Obligations
Chile — 0.0%
Empresa Nacional del Petroleo, 3.75%
,
08/05/26
(d)
..................... 308 291,467
Colombia — 0.1%
Ecopetrol SA
8.63%, 01/19/29 ................. 1,092 1,092,546
6.88%, 04/29/30 ................. 761 690,722
8.88%, 01/13/33 ................. 749 738,345
2,521,613
Hungary — 0.0%
MFB Magyar Fejlesztesi Bank Zrt., 6.50%
,
06/29/28
(d)
..................... 255 252,361
Mexico — 0.1%
Comision Federal de Electricidad, 4.88%
,
01/15/24
(d)
..................... 308 304,387
Petroleos Mexicanos
4.88%, 01/18/24 ................. 308 301,417
Series 13-2, 7.19%, 09/12/24 ........ MXN 72 387,283
6.88%, 08/04/26 ................. USD 1,719 1,596,521
8.75%, 06/02/29 ................. 605 542,473
6.70%, 02/16/32 ................. 253 192,014
5.50%, 06/27/44 ................. 167 95,816
6.75%, 09/21/47 ................. 228 142,475
6.35%, 02/12/48 ................. 447 269,389
3,831,775
Peru — 0.0%
Corp. Financiera de Desarrollo SA, 4.75%
,
07/15/25
(d)
..................... 200 195,248
Poland — 0.0%
Bank Gospodarstwa Krajowego, 5.38%
,
05/22/33
(b)
..................... 597 591,030
Total Foreign Agency Obligations — 0.2%
(Cost: $7,974,929) .............................. 7,683,494
Security
Par (000)
Par (000) Value
Foreign Government Obligations
Chile — 0.0%
Republic of Chile, 4.34%
,
03/07/42 ....... USD 400 $ 354,880
Colombia — 0.1%
Republic of Colombia
7.50%, 08/26/26 ................. COP 6,954,000 1,561,913
5.75%, 11/03/27 ................. 4,278,000 881,783
3.13%, 04/15/31 ................. USD 399 301,353
8.00%, 04/20/33 ................. 257 261,305
7.25%, 10/18/34 ................. COP 2,248,000 433,007
4.13%, 05/15/51 ................. USD 284 169,642
3,609,003
Hungary — 0.0%
Hungary Government Bond, 5.50%
,
06/16/34
(d)
293 283,879
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III,
4.40%
,
06/06/27
(b)
................ 200 196,828
Republic of Indonesia
4.10%, 04/24/28 ................. 200 192,656
6.38%, 08/15/28 ................. IDR 8,786,000 596,868
9.00%, 03/15/29 ................. 4,152,000 315,433
8.25%, 05/15/29 ................. 6,360,000 466,845
2.85%, 02/14/30 ................. USD 298 264,079
7.50%, 05/15/38 ................. IDR 10,511,000 756,820
6.75%, 01/15/44
(d)
................ USD 200 234,360
3.05%, 03/12/51 ................. 2,624 1,911,715
4,935,604
Mexico — 0.5%
United Mexican States
7.50%, 06/03/27 ................. MXN 238 1,320,530
3.75%, 01/11/28 ................. USD 200 190,186
8.50%, 05/31/29 ................. MXN 806 4,656,497
2.66%, 05/24/31 ................. USD 4,949 4,106,433
8.50%, 11/18/38 ................. MXN 332 1,891,454
4.50%, 01/31/50 ................. USD 5,805 4,737,576
6.34%, 05/04/53 ................. 310 315,580
17,218,256
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 ................. 1,275 1,206,023
3.16%, 01/23/30 ................. 200 174,946
6.40%, 02/14/35 ................. 658 684,379
6.85%, 03/28/54 ................. 222 230,525
4.50%, 04/01/56 ................. 2,439 1,816,811
4,112,684
Peru — 0.1%
Republic of Peru
2.78%, 01/23/31 ................. 50 42,811
1.86%, 12/01/32 ................. 321 246,509
3.55%, 03/10/51 ................. 2,119 1,576,239
1,865,559
Philippines — 0.1%
Republic of Philippines
3.00%, 02/01/28 ................. 3,147 2,920,605
3.20%, 07/06/46 ................. 2,747 2,025,143
4,945,748
Poland — 0.0%
Republic of Poland
4.88%, 10/04/33 ................. 30 29,381
4.25%, 02/14/43
(d)
................ EUR 100 107,028

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Poland (continued)
5.50%, 04/04/53 ................. USD 44 $ 44,171
180,580
Romania — 0.0%
Romania Government Bond
5.25%, 11/25/27
(b)
................ 64 62,402
2.13%, 03/07/28
(d)
................ EUR 367 346,871
2.88%, 03/11/29
(d)
................ 67 63,442
2.50%, 02/08/30
(d)
................ 71 63,712
2.12%, 07/16/31
(d)
................ 76 62,632
599,059
Russia — 0.0%
Russian Federation, 6.10%
,
07/18/35
(a)(f)(g)
.. RUB 102,831 384,898
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
(d)
4.50%, 04/17/30 ................. USD 200 196,150
2.25%, 02/02/33 ................. 200 160,944
3.45%, 02/02/61 ................. 551 386,648
743,742
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38%, 10/27/27 ................. 1,813 1,797,695
5.75%, 10/28/34 ................. 91 98,998
5.10%, 06/18/50 ................. 1,369 1,366,007
3,262,700
Total Foreign Government Obligations — 1.1%
(Cost: $48,378,818) .............................. 42,496,592
Municipal Bonds
California — 0.4%
Bay Area Toll Authority , Series 2010S-1, RB,
7.04%, 04/01/50 ................. 1,925 2,473,870
Los Angeles Community College District , Series
2010E, GO, 6.60%, 08/01/42 ......... 980 1,190,197
Los Angeles Unified School District , Series
2010RY, GO, 6.76%, 07/01/34 ........ 2,505 2,829,089
State of California
Series 2018, GO, 4.60%, 04/01/38 ..... 4,110 3,936,971
Series 2009, GO, 7.55%, 04/01/39 ..... 1,300 1,631,786
University of California , Series 2012AD, RB,
4.86%, 05/15/12 ................. 425 380,513
12,442,426
Georgia — 0.0%
Municipal Electric Authority of Georgia , Series
2010-A, RB, 6.64%, 04/01/57 ........ 666 760,673
Illinois — 0.1%
State of Illinois , Series 2003, GO,
5.10%, 06/01/33 ................. 4,725 4,632,396
Massachusetts — 0.0%
Massachusetts Housing Finance Agency ,
Series 2015A, RB, AMT, 4.50%, 12/01/48 230 218,751
New Jersey — 0.0%
New Jersey Turnpike Authority , Series 2009F,
RB, 7.41%, 01/01/40 .............. 665 833,537
New York — 0.1%
Metropolitan Transportation Authority
Series 2010A, RB, 6.67%, 11/15/39 .... 270 286,942
Series 2010, RB, 6.81%, 11/15/40 ..... 730 789,586
Security
Par (000)
Par (000) Value
New York (continued)
New York City Municipal Water Finance
Authority , Series 2011CC, RB,
5.88%, 06/15/44 ................. USD 440 $ 494,391
New York State Dormitory Authority , Series
2010H, RB, 5.39%, 03/15/40 ......... 320 334,332
Port Authority of New York & New Jersey ,
Series 2014-181, RB, 4.96%, 08/01/46 .. 1,665 1,630,842
3,536,093
Ohio — 0.0%
American Municipal Power, Inc. , Series 2010A,
RB, 8.08%, 02/15/50 .............. 765 1,036,836
Texas — 0.1%
City of San Antonio Electric & Gas Systems ,
Series 2010A, RB, 5.81%, 02/01/41 .... 1,095 1,188,105
State of Texas , Series 2009A, GO,
5.52%, 04/01/39 ................. 1,235 1,328,090
2,516,195
Total Municipal Bonds — 0.7%
(Cost: $29,127,549) .............................. 25,976,907
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.4%
Angel Oak Mortgage Trust
(a)(b)
Series 2020-3, Class A3, 2.87%, 04/25/65 522 478,125
Series 2020-4, Class A3, 2.81%, 06/25/65 212 197,521
Barclays Mortgage Loan Trust, Series 2022-
NQM1, Class A1, 4.55%, 07/25/52
(a)(b)(c)
.. 2,243 2,144,046
CHL Mortgage Pass-Through Trust, Series
2004-29, Class 1A1, (1-mo. LIBOR USD
at 0.54% Floor and 11.50% Cap + 0.54%),
5.69%, 02/25/35
(a)
................ 141 124,775
COLT Mortgage Loan Trust
(a)(b)
Series 2020-2, Class M1, 5.25%, 03/25/65 1,283 1,222,733
Series 2020-3, Class A3, 2.38%, 04/27/65 123 114,694
GCAT Trust, Series 2022-NQM4, Class A1,
5.27%, 08/25/67
(a)(b)(c)
.............. 2,292 2,236,068
Homeward Opportunities Fund I Trust, Series
2020-2, Class A3, 3.20%, 05/25/65
(a)(b)
.. 1,237 1,136,014
Homeward Opportunities Fund Trust, Series
2022-1, Class A1, 5.08%, 07/25/67
(b)(c)
... 2,263 2,180,287
JP Morgan Mortgage Trust
(a)(b)
Series 2021-INV5, Class A2A, 2.50%,
12/25/51 .................... 18,817 15,104,282
Series 2021-INV7, Class A3A, 2.50%,
02/25/52 .................... 10,260 8,798,148
Series 2021-INV7, Class A4A, 2.50%,
02/25/52 .................... 4,034 2,666,208
Series 2021-INV7, Class A5A, 2.50%,
02/25/52 .................... 2,172 1,678,581
MFA Trust, Series 2020-NQM1, Class A3,
2.30%, 08/25/49
(a)(b)
............... 337 299,677
Morgan Stanley Residential Mortgage Loan
Trust, Series 2014-1A, Class B3, 6.51%,
06/25/44
(a)(b)
.................... 121 117,647
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, (1-mo. LIBOR USD
at 0.34% Floor and 9.00% Cap + 0.34%),
5.51%, 04/16/36
(a)(b)
............... 1,732 1,640,587
MortgageIT Trust, Series 2004-1, Class A1, (1-
mo. LIBOR USD at 0.78% Floor and 11.50%
Cap + 0.78%), 5.93%, 11/25/34
(a)
...... 228 217,383
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a)(b)
. 187 176,157

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
PRKCM Trust
(a)(b)
Series 2021-AFC2, Class A1, 2.07%,
11/25/56 .................... USD 279 $ 228,190
Series 2022-AFC1, Class A1A, 4.10%,
04/25/57 .................... 310 288,511
Series 2022-AFC2, Class A1, 5.33%,
08/25/57 .................... 2,313 2,249,936
Residential Mortgage Loan Trust, Series 2020-
2, Class M1, 3.57%, 05/25/60
(a)(b)
...... 1,680 1,386,200
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(a)(b)(c)
....... 476 462,948
Structured Asset Securities Corp. Assistance
Loan Trust, Series 2003-AL1, Class A,
3.36%, 04/25/31
(b)
................ 71 70,373
Verus Securitization Trust
(b)
Series 2019-INV2, Class M1, 3.50%,
07/25/59
(a)
................... 3,000 2,695,370
Series 2020-4, Class A3, 2.32%, 05/25/65
(c)
485 446,886
Series 2020-4, Class M1, 3.29%, 05/25/65
(a)
670 550,259
Series 2020-INV1, Class A2, 3.04%,
03/25/60
(a)
................... 902 854,332
Series 2020-INV1, Class A3, 3.89%,
03/25/60
(a)
................... 1,000 937,813
Visio Trust, Series 2020-1, Class M1, 4.45%,
08/25/55
(a)(b)
.................... 2,000 1,719,206
Vista Point Securitization Trust, Series 2020-2,
Class A3, 2.50%, 04/25/65
(a)(b)
........ 485 428,650
52,851,607
Commercial Mortgage-Backed Securities — 3.9%
1211 Avenue of the Americas Trust
(a)(b)
Series 2015-1211, Class C, 4.28%, 08/10/35 100 89,573
Series 2015-1211, Class D, 4.28%, 08/10/35 1,131 985,290
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class D, (1-mo. LIBOR USD at 1.54%
Floor + 1.54%), 6.64%, 09/15/34
(a)(b)
.... 640 565,625
Alen Mortgage Trust, Series 2021-ACEN, Class
D, (1-mo. LIBOR USD at 3.10% Floor +
3.10%), 8.29%, 04/15/34
(a)(b)
......... 587 420,562
Arbor Multifamily Mortgage Securities Trust
(b)
Series 2020-MF1, Class D, 1.75%, 05/15/53 1,080 607,081
Series 2020-MF1, Class E, 1.75%, 05/15/53 600 312,455
Series 2021-MF3, Class A5, 2.57%,
10/15/54 .................... 297 243,070
AREIT LLC, Series 2022-CRE7, Class A,
(1-mo. CME Term SOFR at 2.24% Floor +
2.24%), 7.33%, 06/17/39
(a)(b)
......... 918 912,854
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. LIBOR USD at 2.23% Floor
+ 2.10%), 7.42%, 04/15/35
(a)(b)
........ 174 167,040
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class D, (1-mo. LIBOR USD at 1.95% Floor
+ 2.20%), 7.39%, 12/15/36
(a)(b)
........ 3,406 3,079,678
BAMLL Commercial Mortgage Securities
Trust
(a)(b)
Series 2017-SCH, Class AF, (1-mo. LIBOR
USD at 1.00% Floor + 1.00%), 6.19%,
11/15/33 .................... 1,480 1,407,356
Series 2017-SCH, Class CL, (1-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.69%,
11/15/32 .................... 1,450 1,332,083
Series 2017-SCH, Class DL, (1-mo. LIBOR
USD at 2.00% Floor + 2.00%), 7.19%,
11/15/32 .................... 1,490 1,319,831
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2018-DSNY, Class C, (1-mo. LIBOR
USD at 1.35% Floor + 1.35%), 6.54%,
09/15/34 .................... USD 1,000 $ 988,282
Series 2018-DSNY, Class D, (1-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.89%,
09/15/34 .................... 996 984,014
Banc of America Commercial Mortgage
Trust, Series 2015-UBS7, Class B, 4.48%,
09/15/48
(a)
..................... 104 92,935
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class A1, (1-mo. LIBOR
USD at 0.48% Floor and 10.80% Cap +
0.48%), 5.47%, 11/25/35 .......... 200 181,270
Series 2005-4A, Class A1, (1-mo. LIBOR
USD at 0.30% Floor + 0.45%), 5.60%,
01/25/36 .................... 1,380 1,261,525
Series 2006-4A, Class A1, (1-mo. LIBOR
USD at 0.23% Floor + 0.35%), 5.50%,
12/25/36 .................... 304 281,446
BBCMS Mortgage Trust
Series 2017-C1, Class B, 4.09%, 02/15/50 2,000 1,751,810
Series 2018-TALL, Class A, (1-mo. LIBOR
USD at 0.87% Floor + 0.72%), 6.07%,
03/15/37
(a)(b)
.................. 232 208,928
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................ 713 650,421
BB-UBS Trust, Series 2012-SHOW, Class E,
4.16%, 11/05/36
(a)(b)
............... 260 233,778
Beast Mortgage Trust, Series 2021-SSCP,
Class A, (1-mo. LIBOR USD at 0.75% Floor
+ 0.75%), 6.01%, 04/15/36
(a)(b)
........ 569 547,747
Benchmark Mortgage Trust, Series 2021-B29,
Class A5, 2.39%, 09/15/54 .......... 461 369,961
BLP Commercial Mortgage Trust, Series 2023-
IND, Class A, (1-mo. CME Term SOFR at
1.69% Floor + 1.69%), 6.84%, 03/15/40
(a)(b)
709 698,428
BOCA Commercial Mortgage Trust, Series
2022-BOCA, Class A, (1-mo. CME Term
SOFR at 1.77% Floor + 1.77%), 6.92%,
05/15/39
(a)(b)
.................... 472 468,549
BWAY Mortgage Trust
(b)
Series 2013-1515, Class A2, 3.45%,
03/10/33 .................... 419 387,978
Series 2013-1515, Class C, 3.45%, 03/10/33 2,810 2,556,670
Series 2013-1515, Class E, 3.72%, 03/10/33 100 86,957
BX Commercial Mortgage Trust
(b)
Series 2019-XL, Class A, (1-mo. CME Term
SOFR at 0.92% Floor + 1.03%), 6.18%,
10/15/36
(a)
................... 401 398,702
Series 2019-XL, Class D, (1-mo. CME Term
SOFR at 1.45% Floor + 1.56%), 6.71%,
10/15/36
(a)
................... 3,604 3,560,764
Series 2020-VIV2, Class C, 3.66%,
03/09/44
(a)
................... 1,450 1,182,932
Series 2020-VIV3, Class B, 3.66%,
03/09/44
(a)
................... 1,157 971,152
Series 2020-VIV4, Class A, 2.84%, 03/09/44 3,049 2,514,988
Series 2020-VKNG, Class A, (1-mo. CME
Term SOFR at 0.93% Floor + 1.04%),
6.19%, 10/15/37
(a)
.............. 66 64,773
Series 2021-CIP, Class A, (1-mo. LIBOR
USD at 0.92% Floor + 0.92%), 6.11%,
12/15/38
(a)
................... 104 101,391
Series 2021-VINO, Class D, (1-mo. LIBOR
USD at 1.35% Floor + 1.35%), 6.55%,
05/15/38
(a)
................... 3,600 3,455,390

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-VIV5, Class A, 2.84%,
03/09/44
(a)
................... USD 914 $ 757,046
Series 2022-CSMO, Class C, (1-mo. CME
Term SOFR at 3.89% Floor + 3.89%),
9.04%, 06/15/27
(a)
.............. 322 319,981
BX Trust
(b)
Series 2019-OC11, Class A, 3.20%,
12/09/41 .................... 71 60,674
Series 2019-OC11, Class D, 4.08%,
12/09/41
(a)
................... 1,832 1,521,868
Series 2021-ARIA, Class A, (1-mo. LIBOR
USD at 0.90% Floor + 0.90%), 6.09%,
10/15/36
(a)
................... 231 223,823
Series 2021-ARIA, Class D, (1-mo. LIBOR
USD at 1.90% Floor + 1.90%), 7.09%,
10/15/36
(a)
................... 1,604 1,531,561
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
6.06%, 02/15/36
(a)
.............. 1,126 1,091,417
Series 2021-LBA, Class AV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
6.06%, 02/15/36
(a)
.............. 243 235,261
Series 2021-SDMF, Class A, (1-mo. LIBOR
USD at 0.59% Floor + 0.59%), 5.78%,
09/15/34
(a)
................... 174 167,887
Series 2021-VIEW, Class D, (1-mo. LIBOR
USD at 2.90% Floor + 2.90%), 8.09%,
06/15/36
(a)
................... 2,110 1,932,308
Series 2022-GPA, Class A, (1-mo. CME
Term SOFR at 2.17% Floor + 2.17%),
7.31%, 10/15/39
(a)
.............. 3,610 3,604,340
Series 2022-GPA, Class D, (1-mo. CME
Term SOFR at 4.06% Floor + 4.06%),
9.21%, 10/15/39
(a)
.............. 360 356,390
Series 2022-LBA6, Class A, (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
6.15%, 01/15/39
(a)
.............. 449 438,018
Series 2022-LBA6, Class D, (1-mo. CME
Term SOFR at 2.00% Floor + 2.00%),
7.15%, 01/15/39
(a)
.............. 530 510,059
Series 2022-VAMF, Class A, (1-mo. CME
Term SOFR at 0.85% Floor + 0.85%),
6.00%, 01/15/39
(a)
.............. 300 291,534
Series 2022-VAMF, Class B, (1-mo. CME
Term SOFR at 1.28% Floor + 1.28%),
6.43%, 01/15/39
(a)
.............. 133 129,330
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.67%, 08/13/37 210 152,229
Series 2017-GM, Class D, 3.54%, 06/13/39 140 114,816
Series 2021-601L, Class D, 2.87%, 01/15/44 758 455,295
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class D, (1-mo. LIBOR USD at
1.75% Floor + 1.75%), 6.94%, 12/15/37
(a)(b)
815 800,151
Cassia SRL, Series 2022-1A, Class A, (3-mo.
EURIBOR at 2.50% Floor + 2.50%), 5.88%,
05/22/34
(a)(b)
.................... EUR 1,468 1,521,986
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%,
02/10/50 .................... USD 280 254,759
Series 2017-CD5, Class B, 3.96%,
08/15/50
(a)
................... 446 388,096
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48 110 103,862
Series 2017-C8, Class B, 4.20%, 06/15/50
(a)
667 567,996
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, 3.63%,
05/10/35
(a)(b)
.................. USD 245 $ 214,462
Series 2014-GC19, Class C, 5.26%,
03/11/47
(a)
................... 120 116,391
Series 2015-GC27, Class B, 3.77%,
02/10/48 .................... 240 221,950
Series 2019-PRM, Class D, 4.35%,
05/10/36
(b)
................... 1,800 1,781,682
Cold Storage Trust, Series 2020-ICE5, Class
A, (1-mo. LIBOR USD at 0.90% Floor +
0.90%), 6.09%, 11/15/37
(a)(b)
......... 2,291 2,252,477
Commercial Mortgage Trust
(a)
Series 2014-CR15, Class C, 4.81%,
02/10/47 .................... 192 167,149
Series 2015-CR24, Class B, 4.49%,
08/10/48 .................... 1,232 1,124,663
Series 2015-LC19, Class B, 3.83%,
02/10/48 .................... 104 93,506
Series 2016-667M, Class D, 3.28%,
10/10/36
(b)
................... 440 338,243
Credit Suisse Mortgage Capital Certificates
(a)(b)
Series 2019-ICE4, Class A, (1-mo. LIBOR
USD at 0.98% Floor + 0.98%), 6.17%,
05/15/36 .................... 638 635,225
Series 2019-ICE4, Class B, (1-mo. LIBOR
USD at 1.23% Floor + 1.23%), 6.42%,
05/15/36 .................... 2,651 2,633,194
Series 2020-NET, Class D, 3.83%, 08/15/37 600 519,676
Series 2021-980M, Class D, 3.65%,
07/15/31 .................... 5,810 4,360,222
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class D, 3.71%, 11/15/48
(a)
1,270 1,003,203
Series 2016-C5, Class B, 4.46%, 11/15/48
(a)
510 469,979
Series 2016-C5, Class C, 4.80%, 11/15/48
(a)
710 636,230
Series 2018-CX12, Class C, 4.88%,
08/15/51
(a)
................... 268 214,069
Series 2019-C15, Class A4, 4.05%,
03/15/52 .................... 870 796,605
Series 2019-C16, Class C, 4.24%,
06/15/52
(a)
................... 319 250,595
Series 2019-C18, Class D, 2.50%,
12/15/52
(b)
................... 2,849 1,652,000
Series 2020-C19, Class A3, 2.56%,
03/15/53 .................... 1,415 1,170,861
CSMC Trust
(b)
Series 2017-CALI, Class C, 3.90%,
11/10/32
(a)
................... 370 168,535
Series 2017-PFHP, Class A, (1-mo. LIBOR
USD at 0.95% Floor + 0.95%), 6.14%,
12/15/30
(a)
................... 530 506,156
Series 2017-TIME, Class A, 3.65%, 11/13/39 230 193,983
Series 2021-BHAR, Class A, (1-mo. LIBOR
USD at 1.15% Floor + 1.15%), 6.34%,
11/15/38
(a)
................... 558 546,100
Series 2021-BHAR, Class B, (1-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.69%,
11/15/38
(a)
................... 465 452,931
Series 2022-NWPT, Class A, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
8.29%, 09/09/24
(a)
.............. 1,017 1,015,932
DBGS Mortgage Trust, Series 2018-5BP, Class
B, (1-mo. LIBOR USD at 0.83% Floor +
0.98%), 6.22%, 06/15/33
(a)(b)
......... 610 545,568
DBJPM Mortgage Trust, Series 2016-C1, Class
A4, 3.28%, 05/10/49 .............. 240 222,880

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
DBUBS Mortgage Trust, Series 2017-BRBK,
Class D, 3.65%, 10/10/34
(a)(b)
......... USD 360 $ 285,332
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class B, (1-mo. LIBOR
USD at 1.38% Floor + 1.38%), 6.57%,
07/15/38 .................... 5,387 5,255,450
Series 2021-ESH, Class D, (1-mo. LIBOR
USD at 2.25% Floor + 2.25%), 7.44%,
07/15/38 .................... 2,016 1,959,211
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-K80, Class B,
4.38%, 08/25/50
(a)(b)
............... 235 221,274
GCT Commercial Mortgage Trust, Series 2021-
GCT, Class C, (1-mo. LIBOR USD at 1.70%
Floor + 1.70%), 6.89%, 02/15/38
(a)(b)
.... 2,060 1,433,434
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class A, 5.37%, 05/03/32
(b)
..... 800 774,472
GS Mortgage Securities Corp. Trust
(b)
Series 2017-GPTX, Class A, 2.86%,
05/10/34 .................... 570 433,200
Series 2021-DM, Class A, (1-mo. LIBOR
USD at 0.89% Floor + 0.89%), 6.08%,
11/15/36
(a)
................... 749 730,912
Series 2022-AGSS, Class A, (1-mo. CME
Term SOFR at 2.79% Floor + 2.69%),
7.84%, 11/15/27
(a)
.............. 1,650 1,642,805
Series 2022-ECI, Class A, (1-mo. CME Term
SOFR at 2.20% Floor + 2.19%), 7.34%,
08/15/39
(a)
................... 980 980,306
Series 2022-SHIP, Class A, (1-mo. CME
Term SOFR at 0.73% Floor + 0.73%),
5.88%, 08/15/36
(a)
.............. 1,188 1,179,837
Series 2023-FUN, Class A, (1-mo. CME
Term SOFR at 2.09% Floor + 2.09%),
7.24%, 03/15/28
(a)
.............. 1,350 1,328,010
GS Mortgage Securities Trust
Series 2014-GC20, Class B, 4.53%,
04/10/47
(a)
................... 400 374,671
Series 2015-GC32, Class C, 4.56%,
07/10/48
(a)
................... 316 281,398
Series 2015-GS1, Class A3, 3.73%,
11/10/48 .................... 150 141,099
Series 2019-GSA1, Class C, 3.93%,
11/10/52
(a)
................... 60 45,431
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
..................... 1,890 1,757,700
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1-mo. CME Term SOFR at
2.25% Floor + 2.25%), 7.39%, 10/15/39
(a)(b)
1,830 1,824,285
IMT Trust
(b)
Series 2017-APTS, Class AFX, 3.48%,
06/15/34 .................... 440 424,990
Series 2017-APTS, Class DFX, 3.61%,
06/15/34
(a)
................... 730 692,558
INTOWN Mortgage Trust, Series 2022-STAY,
Class A, (1-mo. CME Term SOFR at 2.49%
Floor + 2.49%), 7.64%, 08/15/39
(a)(b)
.... 1,079 1,078,999
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.29%,
12/15/48
(a)(b)
.................... 553 420,247
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP7, Class B, 4.05%, 09/15/50 90 73,814
Series 2019-COR5, Class A3, 3.12%,
06/13/52 .................... 390 334,440
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2015-JP1, Class C, 4.88%,
01/15/49
(a)
................... USD 730 $ 607,930
Series 2018-AON, Class A, 4.13%,
07/05/31
(b)
................... 413 375,128
Series 2018-PHH, Class A, (1-mo. LIBOR
USD at 2.41% Floor + 1.21%), 6.40%,
06/15/35
(a)(b)
.................. 1,832 1,698,010
Series 2020-609M, Class D, (1-mo. LIBOR
USD at 2.77% Floor + 2.77%), 7.96%,
10/15/33
(a)(b)
.................. 1,300 1,087,148
Series 2021-MHC, Class A, (1-mo. LIBOR
USD at 0.80% Floor + 0.80%), 6.06%,
04/15/38
(a)(b)
.................. 87 85,510
Series 2021-MHC, Class D, (1-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.96%,
04/15/38
(a)(b)
.................. 1,550 1,496,935
Series 2022-CGSS, Class A, (1-mo. CME
Term SOFR at 2.97% Floor + 2.47%),
7.62%, 12/15/36
(a)(b)
............. 1,083 1,081,592
Series 2022-NXSS, Class A, (1-mo. CME
Term SOFR at 2.18% Floor + 2.18%),
7.33%, 09/15/39
(a)(b)
............. 1,580 1,580,477
Series 2022-OPO, Class D, 3.56%,
01/05/39
(a)(b)
.................. 684 495,355
MAD Mortgage Trust, Series 2017-330M, Class
D, 4.11%, 08/15/34
(a)(b)
............. 300 235,181
MHC Commercial Mortgage Trust, Series 2021-
MHC, Class A, (1-mo. LIBOR USD at 0.80%
Floor + 0.80%), 6.06%, 04/15/38
(a)(b)
.... 114 111,891
MIRA Trust, Series 2023-MILE, Class A, 6.75%,
06/10/28
(b)
..................... 1,074 1,070,779
Morgan Stanley Bank of America Merrill Lynch
Trust
(a)
Series 2015-C23, Class D, 4.28%,
07/15/50
(b)
................... 116 95,473
Series 2015-C25, Class B, 4.67%, 10/15/48 620 569,547
Series 2015-C25, Class C, 4.67%, 10/15/48 320 282,843
Morgan Stanley Capital I Trust
Series 2017-H1, Class B, 4.08%, 06/15/50 3,302 2,765,440
Series 2017-H1, Class C, 4.28%, 06/15/50
(a)
45 35,439
Series 2017-HR2, Class D, 2.73%,
12/15/50
(b)
................... 1,360 829,556
Series 2018-MP, Class A, 4.42%, 07/11/40
(a)
(b)
......................... 3,761 3,065,298
Series 2018-SUN, Class A, (1-mo. LIBOR
USD at 0.90% Floor + 0.90%), 6.09%,
07/15/35
(a)(b)
.................. 300 296,310
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class A, (1-mo. CME Term SOFR at
1.40% Floor + 1.40%), 6.54%, 03/15/39
(a)(b)
608 596,596
Natixis Commercial Mortgage Securities Trust
(b)
Series 2018-FL1, Class A, (1-mo. LIBOR
USD at 0.95% Floor + 0.95%), 6.14%,
06/15/35
(a)
................... 62 58,234
Series 2018-SOX, Class A, 4.40%, 06/17/38 886 822,133
Series 2019-LVL, Class D, 4.44%, 08/15/38 310 250,363
One Bryant Park Trust, Series 2019-OBP, Class
A, 2.52%, 09/15/54
(b)
.............. 143 116,098
RIAL Issuer Ltd., Series 2022-FL8, Class A,
(1-mo. CME Term SOFR at 2.25% Floor +
2.25%), 7.34%, 01/19/37
(a)(b)
......... 1,902 1,866,449

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Scorpio European Loan Conduit No. 34 DAC,
Series 34A, Class C, (Sterling Overnight
Index Average at 2.10% Floor and 7.10%
Cap + 2.22%), 7.17%, 05/17/29
(a)(b)
..... GBP 252 $ 308,708
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ, Class D, 3.59%,
09/15/39
(a)(b)
.................... USD 460 355,910
SLG Office Trust, Series 2021-OVA, Class A,
2.59%, 07/15/41
(b)
................ 3,398 2,723,306
SMRT
(a)(b)
Series 2022-MINI, Class A, (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
6.15%, 01/15/39 ............... 338 327,402
Series 2022-MINI, Class D, (1-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
7.10%, 01/15/39 ............... 4,049 3,820,500
SREIT Trust, Series 2021-MFP2, Class A, (1-
mo. LIBOR USD at 0.82% Floor + 0.82%),
6.01%, 11/15/36
(a)(b)
............... 229 223,111
Taubman Centers Commercial Mortgage
Trust, Series 2022-DPM, Class A, (1-mo.
CME Term SOFR at 2.19% Floor + 2.19%),
7.33%, 05/15/37
(a)(b)
............... 1,831 1,778,370
Taurus UK DAC, Series 2021-UK4A, Class D,
(Sterling Overnight Index Average at 2.10%
Floor + 2.10%), 7.05%, 08/17/31
(a)(b)
.... GBP 732 842,782
TPGI Trust, Series 2021-DGWD, Class D, (1-
mo. LIBOR USD at 1.50% Floor + 1.50%),
6.69%, 06/15/26
(a)(b)
............... USD 3,137 2,987,242
UBS Commercial Mortgage Trust, Series 2018-
C12, Class B, 4.79%, 08/15/51
(a)
...... 1,160 987,458
VNDO Trust, Series 2016-350P, Class D,
4.03%, 01/10/35
(a)(b)
............... 710 616,406
Wells Fargo Commercial Mortgage Trust
Series 2016-C32, Class A3FL, (1-mo.
LIBOR USD at 1.42% Floor + 1.42%),
6.58%, 01/15/59
(a)
.............. 633 620,699
Series 2016-C34, Class A3FL, (1-mo.
LIBOR USD at 1.12% Floor + 1.04%),
6.20%, 06/15/49
(a)(b)
............. 390 377,039
Series 2017-C42, Class B, 4.00%,
12/15/50
(a)
................... 1,500 1,244,594
Series 2018-1745, Class A, 3.87%,
06/15/36
(a)(b)
.................. 110 93,331
Series 2018-C45, Class C, 4.73%, 06/15/51 309 255,141
Series 2018-C46, Class B, 4.63%, 08/15/51 429 372,847
Series 2018-C48, Class B, 4.90%,
01/15/52
(a)
................... 766 683,516
Series 2019-C49, Class B, 4.55%, 03/15/52 1,688 1,439,737
Series 2019-C50, Class B, 4.19%, 05/15/52 2,639 2,276,079
Series 2020-SDAL, Class D, (1-mo. LIBOR
USD at 2.09% Floor + 2.09%), 7.28%,
02/15/37
(a)(b)
.................. 720 683,430
Series 2021-FCMT, Class D, (1-mo. LIBOR
USD at 3.50% Floor + 3.50%), 8.69%,
05/15/31
(a)(b)
.................. 1,890 1,670,741
WMRK Commercial Mortgage Trust
(a)(b)
Series 2022-WMRK, Class A, (1-mo. CME
Term SOFR at 2.79% Floor + 2.79%),
7.94%, 11/15/27 ............... 1,218 1,216,463
Series 2022-WMRK, Class B, (1-mo. CME
Term SOFR at 3.44% Floor + 3.44%),
8.58%, 11/15/27 ............... 1,015 1,011,176
149,444,021
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0.3%
(a)
245 Park Avenue Trust, Series 2017-245P,
Class XA, 0.27%, 06/05/37
(b)
......... USD 11,000 $ 71,134
BANK
Series 2019-BN20, Class XB, 0.47%,
09/15/62 .................... 8,371 162,971
Series 2021-BN33, Class XA, 1.17%,
05/15/64 .................... 12,251 679,766
Series 2021-BN33, Class XB, 0.59%,
05/15/64 .................... 81,230 2,541,953
Bank of America Merrill Lynch Commercial
Mortgage Trust
Series 2017-BNK3, Class XB, 0.73%,
02/15/50 .................... 4,185 80,133
Series 2017-BNK3, Class XD, 1.39%,
02/15/50
(b)
................... 2,000 76,921
BBCMS Trust, Series 2015-SRCH, Class XA,
1.06%, 08/10/35
(b)
................ 6,690 187,798
BB-UBS Trust, Series 2012-SHOW, Class XA,
0.73%, 11/05/36
(b)
................ 65,905 462,152
Benchmark Mortgage Trust
Series 2019-B9, Class XA, 1.19%, 03/15/52 2,958 128,740
Series 2020-B17, Class XB, 0.65%,
03/15/53 .................... 1,560 40,960
Series 2021-B23, Class XA, 1.38%,
02/15/54 .................... 5,760 371,973
Series 2021-B24, Class XA, 1.27%,
03/15/54 .................... 19,375 1,134,031
BMO Mortgage Trust, Series 2023-C5, Class
XA, 0.73%, 06/15/56 .............. 5,840 308,920
BX Trust, Series 2022-GPA, Class XCP, 1.03%,
10/15/39
(b)
..................... 19,914 25,936
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.85%, 05/10/58 ... 2,030 35,892
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.91%, 11/10/42
(b)
.. 10,100 493,254
Commercial Mortgage Trust
(b)
Series 2015-3BP, Class XA, 0.17%,
02/10/35 .................... 40,878 56,765
Series 2018-COR3, Class XD, 1.75%,
05/10/51 .................... 770 50,001
CSAIL Commercial Mortgage Trust
Series 2017-CX10, Class XB, 0.26%,
11/15/50 .................... 3,170 31,913
Series 2019-C16, Class XA, 1.71%,
06/15/52 .................... 6,680 447,346
Series 2019-C17, Class XA, 1.49%,
09/15/52 .................... 2,040 111,083
Series 2019-C17, Class XB, 0.70%,
09/15/52 .................... 4,040 113,019
DBGS Mortgage Trust, Series 2019-1735,
Class X, 0.43%, 04/10/37
(b)
.......... 5,975 93,430
DBJPM Mortgage Trust, Series 2017-C6, Class
XD, 1.00%, 06/10/50
(b)
............. 3,040 95,618
GS Mortgage Securities Trust
Series 2019-GSA1, Class XA, 0.94%,
11/10/52 .................... 5,197 205,519
Series 2020-GSA2, Class XA, 1.84%,
12/12/53
(b)
................... 4,066 356,418
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.95%,
09/15/47 ...................... 824 4,439
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
..................... 1,800 36,603

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2013-LC11, Class XB, 0.65%,
04/15/46 .................... USD 4,040 $ 47
Series 2016-JP3, Class XC, 0.75%,
08/15/49
(b)
................... 4,330 84,465
Ladder Capital Commercial Mortgage Mortgage
Trust, Series 2013-GCP, Class XA, 1.32%,
02/15/36
(b)
..................... 2,789 117,112
Morgan Stanley Capital I Trust
Series 2017-H1, Class XD, 2.31%,
06/15/50
(b)
................... 3,030 205,856
Series 2019-H6, Class XB, 0.87%, 06/15/52 5,210 183,298
Series 2019-L2, Class XA, 1.17%, 03/15/52 2,001 85,964
Olympic Tower Mortgage Trust, Series 2017-
OT, Class XA, 0.51%, 05/10/39
(b)
...... 10,700 142,499
One Market Plaza Trust
(b)
Series 2017-1MKT, Class XCP, 0.00%,
02/10/32 .................... 17,050 488
Series 2017-1MKT, Class XNCP, 0.22%,
02/10/32 .................... 3,410 8,884
UBS Commercial Mortgage Trust
Series 2019-C17, Class XA, 1.61%,
10/15/52 .................... 6,620 435,923
Series 2019-C18, Class XA, 1.15%,
12/15/52 .................... 7,090 302,586
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.39%,
08/15/49
(b)
................... 1,180 37,373
Series 2019-C50, Class XA, 1.58%,
05/15/52 .................... 11,878 671,078
10,680,261
Total Non-Agency Mortgage-Backed Securities — 5.6%
(Cost: $241,551,926) ............................. 212,975,889
Beneficial Interest
(000)
Other Interests
(h)
Capital Markets — 0.0%
(e)(f)(g)
Lehman Brothers Holdings, Capital Trust VII . 1,630 —
Lehman Brothers Holdings, Inc. ......... 14,400 —
Total Other Interests — 0.0%
(Cost: $—) .................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.1%
Capital Markets — 0.1%
State Street Corp.
(a) (i)
Series F, (3-mo. LIBOR USD + 3.60%),
9.15% ...................... 370 369,082
Series H, (3-mo. LIBOR USD + 2.54%),
5.63% ...................... 1,937 1,799,908
2,168,990
Total Preferred Securities — 0.1%
(Cost: $2,307,000) .............................. 2,168,990
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.1%
Federal National Mortgage Association,
6.63%, 11/15/30 ................. USD 1,500 $ 1,740,390
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
Series 1591, Class PK, 6.35%, 10/15/23 . 4 4,318
Series 2996, Class MK, 5.50%, 06/15/35 . 2 2,401
Federal National Mortgage Association, Series
2005-29, Class WB, 4.75%, 04/25/35 ... 17 16,432
23,151
Commercial Mortgage-Backed Securities — 0.0%
Federal National Mortgage Association ACES
Variable Rate Notes, Series 2006-M2, Class
A2A, 5.27%, 10/25/32
(a)
............ 1,120 1,105,544
Interest Only Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp.
Series 389, Class C45, 3.00%, 10/15/52 . 6,730 1,097,720
Series 5052, Class KI, 4.00%, 12/25/50 .. 297 56,750
Series 5081, Class AI, 3.50%, 03/25/51 .. 516 89,815
Series 5161, Class LI, 3.00%, 11/25/51 .. 1,608 209,068
Series 5196, Class DI, 3.00%, 02/25/52 .. 739 113,465
Federal National Mortgage Association
Series 2021-3, Class MI, 3.50%, 02/25/51 801 140,733
Series 2021-31, Class IB, 4.00%, 06/25/51 852 166,478
Series 427, Class C85, 3.50%, 08/25/49 . 852 148,616
Series 428, Class C16, 3.00%, 03/25/50 . 2,831 442,322
Government National Mortgage Association
Series 2021-83, Class PI, 3.00%, 05/20/51 3,359 486,211
Series 2022-78, Class D, 3.00%, 08/20/51 1,832 260,260
3,211,438
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
Series K120, Class X1, 1.13%, 10/25/30 . 41,080 2,324,338
Series K121, Class X1, 1.12%, 10/25/30 . 3,063 173,411
Series KL05, Class X1P, 1.02%, 06/25/29 13,486 613,952
Series KL06, Class XFX, 1.47%, 12/25/29 1,480 88,708
Government National Mortgage Association
Variable Rate Notes
Series 2013-30, 0.52%, 09/16/53 ...... 658 9,320
Series 2013-78, 0.28%, 10/16/54 ...... 1,101 13,477
Series 2015-22, 0.52%, 03/16/55 ...... 1,006 16,338
Series 2015-37, 0.62%, 10/16/56 ...... 125 3,178
Series 2015-48, 0.91%, 02/16/50 ...... 115 2,556
Series 2016-96, 0.77%, 12/16/57 ...... 765 28,058
3,273,336
Mortgage-Backed Securities — 37.0%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/29 - 04/01/31 .......... 2,789 2,595,557
3.00%, 09/01/27 - 12/01/46 .......... 3,540 3,298,400
3.50%, 04/01/42 - 01/01/48 .......... 3,994 3,740,851
4.00%, 08/01/40 - 12/01/45 .......... 1,534 1,478,364
4.50%, 02/01/39 - 04/01/49 .......... 12,221 12,010,826
5.00%, 07/01/35 - 11/01/48 .......... 1,847 1,860,240
5.50%, 05/01/36 - 06/01/41 .......... 1,154 1,184,238
6.00%, 11/01/29 - 12/01/32 .......... 2 2,391
Federal National Mortgage Association
4.00%, 01/01/41 ................. 74 71,000
7.00%, 06/01/32 ................. 7 6,868

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
Government National Mortgage Association
2.00%, 07/20/23
(j)
................ USD 26,735 $ 22,468,972
2.00%, 08/20/50 - 02/20/51 .......... 28,133 23,730,362
2.50%, 07/20/23
(j)
................ 15,893 13,760,761
2.50%, 04/20/51 - 01/20/53 .......... 39,905 34,588,880
3.00%, 07/20/23
(j)
................ 17,709 15,822,389
3.00%, 12/20/44 - 01/20/52 .......... 23,304 20,912,376
3.50%, 07/20/23
(j)
................ 21,887 20,200,162
3.50%, 01/15/42 - 04/20/48 .......... 8,333 7,837,540
4.00%, 07/20/23
(j)
................ 12,356 11,691,382
4.00%, 04/20/39 - 05/20/50 .......... 8,419 8,071,384
4.50%, 07/20/23
(j)
................ 23,496 22,677,311
4.50%, 12/20/39 - 04/20/50 .......... 6,053 5,938,874
5.00%, 07/20/23
(j)
................ 9,797 9,627,083
5.00%, 12/15/38 - 07/20/41 .......... 2,067 2,094,794
5.50%, 07/20/23
(j)
................ 7,398 7,363,322
5.50%, 03/15/32 - 11/15/33 .......... 2 1,932
6.00%, 07/20/23
(j)
................ 3,934 3,960,124
6.00%, 12/15/36 ................. 39 39,440
6.50%, 07/20/23
(j)
................ 1,934 1,967,996
7.50%, 11/15/29 ................. —
(k)
264
Uniform Mortgage-Backed Securities
1.50%, 07/13/23 - 07/18/23
(j)
......... 4,283 3,492,648
1.50%, 12/01/35 - 03/01/51 .......... 57,954 47,200,415
2.00%, 07/13/23 - 07/18/23
(j)
......... 52,230 43,707,392
2.00%, 10/01/31 - 03/01/52 .......... 231,151 192,074,840
2.50%, 07/13/23 - 08/14/23
(j)
......... 11,872 10,297,754
2.50%, 09/01/27 - 04/01/52 .......... 193,358 166,912,214
3.00%, 07/13/23 - 07/18/23
(j)
......... 39,782 35,040,814
3.00%, 04/01/28 - 08/01/52 .......... 84,364 75,943,592
3.50%, 07/13/23 - 07/18/23
(j)
......... 36,342 33,116,509
3.50%, 08/01/27 - 01/01/51 .......... 58,508 54,331,998
4.00%, 07/13/23
(j)
................ 19,430 18,233,269
4.00%, 08/01/33 - 06/01/52 .......... 63,207 60,373,358
4.50%, 07/13/23 - 07/18/23
(j)
......... 89,579 86,151,531
4.50%, 02/01/25 - 08/01/52 .......... 37,070 36,361,636
5.00%, 07/13/23
(j)
................ 107,279 105,116,695
5.00%, 03/01/30 - 04/01/53 .......... 14,675 14,468,934
5.50%, 07/13/23
(j)
................ 93,677 93,223,415
5.50%, 12/01/31 - 06/01/53 .......... 23,104 23,100,594
6.00%, 07/13/23
(j)
................ 1,711 1,726,105
6.00%, 07/01/29 - 06/01/53 .......... 30,182 30,709,509
6.50%, 07/13/23
(j)
................ 3,306 3,375,478
6.50%, 05/01/40 ................. 784 817,012
1,394,779,795
Total U.S. Government Sponsored Agency Securities — 37.3%
(Cost: $1,483,853,445) ........................... 1,404,133,654
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25%, 05/15/39 - 11/15/40 .......... 4,474 4,662,533
4.50%, 08/15/39 ................. 19,132 20,564,975
4.38%, 11/15/39 - 05/15/40 .......... 10,450 11,045,170
4.63%, 02/15/40 ................. 2,710 2,955,170
1.13%, 05/15/40 - 08/15/40 .......... 27,332 17,645,689
3.88%, 08/15/40 - 02/15/43 .......... 5,504 5,413,084
1.38%, 11/15/40 - 08/15/50 .......... 25,986 16,302,002
3.13%, 02/15/43 - 08/15/44 .......... 15,468 13,430,665
2.88%, 05/15/43 - 11/15/46 .......... 13,320 11,061,284
3.63%, 08/15/43 - 02/15/53 .......... 16,520 15,710,723
3.75%, 11/15/43 ................. 6,784 6,483,490
2.50%, 02/15/45 ................. 36,899 28,567,898
3.00%, 05/15/47 - 08/15/52 .......... 29,021 24,602,050
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.75%, 11/15/47 ................. USD 35,670 $ 28,690,663
3.00%, 02/15/48
(l)
................ 42,206 35,586,582
3.38%, 11/15/48 ................. 31,443 28,415,383
2.25%, 08/15/49 - 02/15/52 .......... 8,910 6,472,829
1.63%, 11/15/50 ................. 8,630 5,359,365
2.38%, 05/15/51 ................. 13,354 9,928,237
U.S. Treasury Inflation Linked Bonds ,
1.50%, 02/15/53 ................. 421 409,116
U.S. Treasury Notes
1.50%, 10/31/24 - 02/15/30 .......... 151,880 142,482,259
1.75%, 12/31/24 ................. 85,581 81,362,124
2.00%, 02/15/25 - 11/15/26 .......... 39,697 37,157,466
2.63%, 04/15/25 - 02/15/29 .......... 25,518 24,211,356
0.38%, 04/30/25 - 09/30/27 .......... 127,725 116,921,643
2.13%, 05/15/25 ................. 14,360 13,637,513
2.75%, 05/15/25 - 08/15/32 .......... 72,117 66,910,361
2.88%, 06/15/25 - 05/15/32 .......... 37,378 35,920,090
4.00%, 12/15/25 ................. 21,242 20,909,264
0.75%, 05/31/26 ................. 10,210 9,171,053
2.38%, 05/15/27 - 05/15/29 .......... 20,263 18,646,324
0.50%, 05/31/27 - 08/31/27 .......... 53,937 46,474,557
2.25%, 08/15/27
(l)(m)
............... 45,063 41,656,871
3.88%, 11/30/27 - 09/30/29 .......... 72,340 71,470,200
3.13%, 11/15/28 ................. 5,507 5,246,063
1.63%, 08/15/29 ................. 7,213 6,289,680
4.00%, 10/31/29
(l)
................ 53,919 53,778,083
3.88%, 12/31/29
(l)
................ 54,220 53,747,693
3.75%, 05/31/30 ................. 36,400 35,893,813
1.63%, 05/15/31
(l)
................ 18,374 15,614,311
1.25%, 08/15/31 ................. 34,520 28,327,975
Total U.S. Treasury Obligations — 32.4%
(Cost: $1,331,820,137) ........................... 1,219,135,607
Total Long-Term Investments — 108.4%
(Cost: $4,347,540,865) ........................... 4,082,111,481
Short-Term Securities
Foreign Government Obligations — 0.2%
Mexico — 0.2%
United Mexican States
(n)
11.97%, 11/28/24 ................ MXN 8,526 4,313,185
12.03%, 01/23/25 ................ 2,961 1,473,794
5,786,979
Total Foreign Government Obligations — 0.2%
(Cost: $5,404,012) .............................. 5,786,979
Shares
Shares
Money Market Funds — 6.0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.98%
(o)(p)
................. 225,800,910 225,800,910
Total Money Market Funds — 6.0%
(Cost: $225,800,910) ............................. 225,800,910
Total Short-Term Securities — 6.2%
(Cost: $231,204,922) ............................. 231,587,889

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Core Bond Portfolio

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Total Options Purchased — 0.4%
( Cost: $6,633,255 ) .............................. $ 16,455,828
Total Investments Before Options Written and TBA Sale
Commitments — 115.0%
(Cost: $4,585,379,042 ) ........................... 4,330,155,198
Total Options Written — (0.6)%
(Premium Received — $(9,089,733)) .................. (21,464,260)
Par (000)
Pa r (000)
TBA Sale Commitments
Mortgage-Backed Securities — (5.4)%
Uniform Mortgage-Backed Securities
(j)
2.50% ,  07/13/23 - 08/14/23 .......... USD (10,808) (9,169,577)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
4.00% ,  07/13/23 - 08/14/23 .......... USD (31,134) $ (29,235,731)
4.50% ,  07/13/23 - 08/14/23 .......... (143,355) (137,845,314)
5.50% ,  07/13/23 ................. (15,422) (15,347,101)
6.00% ,  07/13/23 ................. (11,232) (11,331,359)
3.00% ,  07/18/23 ................. (97) (90,483)
3.50% ,  07/18/23 ................. (1,241) (1,180,168)
Total TBA Sale Commitments — (5.4)%
(Proceeds: $(205,026,242)) ........................ (204,199,733)
Total Investments Net of Options Written and TBA Sale
Commitments — 109.0%
(Cost: $4,371,263,067 ) ........................... 4,104,491,205
Liabilities in Excess of Other Assets — (9.0)% ............ (337,681,145)
Net Assets — 100.0% ..............................
$ 3,766,810,060
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Issuer filed for bankruptcy and/or is in default.
(g)
Non-income producing security.
(h)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(i)
Perpetual security with no stated maturity date.
(j)
Represents or includes a TBA transaction.
(k)
Rounds to less than 1,000.
(l)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(m)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(n)
Rates are discount rates or a range of discount rates as of period end.
(o)
Affiliate of the Fund.
(p)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 156,097,271 $ 69,703,639
(a)
$ — $ — $ — $ 225,800,910 225,800,910 $ 7,546,037 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Core Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
30-day Federal Funds ....................................................... 20 08/31/23 $ 7,894 $ (868)
Euro-Bobl ............................................................... 12 09/07/23 1,515 (6,684)
U.S. Treasury Long Bond ..................................................... 620 09/20/23 78,798 (164,480)
U.S. Treasury Ultra Bond ..................................................... 94 09/20/23 12,834 (28,919)
U.S. Treasury 2-Year Note .................................................... 130 09/29/23 26,439 (15,524)
U.S. Treasury 5-Year Note .................................................... 2,594 09/29/23 277,882 (3,138,016)
3-mo. EURIBOR .......................................................... 30 06/17/24 7,871 (51,988)
3-mo. SOFR ............................................................. 2,503 06/18/24 593,805 (1,941,884)
3-mo. SOFR ............................................................. 864 09/17/24 205,740 (588,570)
3-mo. SONIA Index ......................................................... 261 09/17/24 77,808 (144,740)
3-mo. Canadian Bankers Acceptance ............................................ 4 09/18/24 718 (3,733)
(6,085,406)
Short Contracts
Euro-Bund .............................................................. 4 09/07/23 584 7,256
Euro-Buxl ............................................................... 17 09/07/23 2,590 (24,266)
Japan 10-Year Bond ........................................................ 111 09/12/23 114,273 (520,597)
3-mo. SONIA Index ......................................................... 20 09/19/23 6,020 23,837
U.S. Treasury 10-Year Note ................................................... 748 09/20/23 83,998 732,947
U.S. Treasury 10-Year Ultra Note ............................................... 66 09/20/23 7,821 25,065
3-mo. SOFR ............................................................. 3 12/17/24 717 6,836
3-mo. SOFR ............................................................. 18 03/18/25 4,320 20,901
271,979
$ (5,813,427)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 2,166,336 USD 450,000 Barclays Bank plc 07/05/23 $ 2,432
BRL 1,951,817 USD 390,000 BNP Paribas SA 07/05/23 17,631
COP 13,570,181,475 USD 3,240,253 Bank of America NA 07/05/23 12,594
USD 840,000 BRL 4,009,488 Barclays Bank plc 07/05/23 2,631
USD 820,000 TWD 24,997,700 Citibank NA 07/13/23 17,719
CLP 330,337,000 USD 410,000 Bank of America NA 07/18/23 1,309
EUR 380,000 USD 413,574 Bank of New York Mellon 07/18/23 1,359
GBP 440,000 USD 554,592 Royal Bank of Canada 07/18/23 4,259
HUF 193,379,200 USD 560,000 JPMorgan Chase Bank NA 07/18/23 4,311
INR 34,698,510 USD 420,000 Citibank NA 07/18/23 2,509
MXN 16,169,564 USD 930,000 Goldman Sachs International 07/18/23 12,158
USD 690,000 CLP 549,550,500 Morgan Stanley & Co. International plc 07/18/23 5,744
USD 419,376 GBP 330,000 Royal Bank of Canada 07/18/23 237
USD 420,000 INR 34,475,700 Citibank NA 07/18/23 205
USD 270,000 THB 9,505,134 Bank of America NA 07/18/23 1,551
USD 356,993 EUR 322,533 Standard Chartered Bank 08/08/23 4,408
MXN 21,282,654 USD 1,170,663 JPMorgan Chase Bank NA 08/31/23 58,860
USD 407,779 AUD 593,000 Bank of New York Mellon 09/20/23 11,879
USD 949,256 CAD 1,251,000 Natwest Markets plc 09/20/23 3,766
USD 7,987,125 EUR 7,278,372 BNP Paribas SA 09/20/23 13,786
USD 4,533,440 EUR 4,130,628 Toronto Dominion Bank 09/20/23 8,403
USD 205,166 GBP 160,000 BNP Paribas SA 09/20/23 1,924
USD 1,838,208 JPY 256,378,000 Bank of New York Mellon 09/20/23 39,556
USD 2,137,862 IDR 32,014,478,426 Citibank NA 09/26/23 12,196
241,427

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Core Bond Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 2,921,691 COP 13,570,181,475 JPMorgan Chase Bank NA 07/05/23 $ (331,157)
TWD 12,578,800 USD 410,000 Standard Chartered Bank 07/13/23 (6,294)
EUR 540,000 USD 590,130 Royal Bank of Canada 07/18/23 (489)
HUF 146,292,884 USD 430,000 Goldman Sachs International 07/18/23 (3,094)
IDR 8,180,425,000 USD 550,000 Citibank NA 07/18/23 (6,239)
NOK 5,968,993 USD 560,000 JPMorgan Chase Bank NA 07/18/23 (3,629)
THB 18,977,750 USD 550,000 Citibank NA 07/18/23 (14,021)
USD 1,004,844 EUR 930,000 Royal Bank of Canada 07/18/23 (10,649)
USD 690,539 EUR 640,000 UBS AG 07/18/23 (8,295)
USD 553,198 GBP 440,000 Deutsche Bank AG 07/18/23 (5,653)
USD 280,000 HUF 96,079,564 Barclays Bank plc 07/18/23 (376)
USD 280,000 NOK 3,008,368 Citibank NA 07/18/23 (411)
BRL 4,030,194 USD 840,000 Barclays Bank plc 08/02/23 (2,839)
USD 5,219,526 MXN 95,508,971 Barclays Bank plc 08/31/23 (298,135)
USD 6,897,595 MXN 126,775,770 JPMorgan Chase Bank NA 08/31/23 (426,383)
USD 798,000 MXN 14,876,653 Morgan Stanley & Co. International plc 08/31/23 (61,441)
USD 1,489,317 MXN 27,625,236 State Street Bank and Trust Co. 08/31/23 (106,624)
USD 300,525 EUR 275,433 Citibank NA 09/14/23 (1,116)
IDR 6,272,008,556 USD 422,188 UBS AG 09/20/23 (5,714)
COP 1,111,457,320 USD 258,118 JPMorgan Chase Bank NA 12/20/23 (2,339)
USD 3,119,044 COP 13,570,181,475 Bank of America NA 12/20/23 (3,862)
(1,298,760)
$ (1,057,333)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 2-Year Note ..................... 76 07/21/23 USD 102.25 USD 15,200 $ 10,687
Put
U.S. Treasury 2-Year Note ..................... 76 07/21/23 USD 101.25 USD 15,200 14,250
3-mo. SOFR Interest Futures .................... 1,448 10/13/23 USD 94.38 USD 362,000 298,650
3-mo. SOFR Interest Futures .................... 1,448 10/13/23 USD 96.00 USD 362,000 1,420,850
3-mo. SOFR Interest Futures .................... 1,520 10/13/23 USD 94.88 USD 380,000 1,482,000
3-mo. SOFR Interest Futures .................... 2,280 10/13/23 USD 95.00 USD 570,000 2,778,750
3-mo. SOFR Interest Futures .................... 3,800 10/13/23 USD 95.63 USD 950,000 9,880,000
15,874,500
$ 15,885,187
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.11% Semi-Annual
Goldman Sachs
International 04/20/26 3.11 % USD 3,038 $ 134,622
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.24% Semi-Annual Barclays Bank plc 06/15/26 3.24 USD 1,576 78,649
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.15% Semi-Annual
Morgan Stanley & Co.
International plc 06/23/26 3.15 USD 1,281 59,813
273,084

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Core Bond Portfolio

OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
3.11% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 04/20/26 3.11 % USD 3,038 $ 156,687
10-Year Interest Rate Swap
(a)
3.24% Semi-Annual 1-day SOFR Annual Barclays Bank plc 06/15/26 3.24 USD 1,576 75,693
10-Year Interest Rate Swap
(a)
3.15% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 06/23/26 3.15 USD 1,281 65,177
297,557
$ 570,641
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 2-Year Note ...................... 76 07/21/23 USD 102.00 USD 15,200 $ (19,000)
Put
3-mo. SOFR Interest Futures ..................... 1,448 10/13/23 USD 94.63 USD 362,000 (760,200)
3-mo. SOFR Interest Futures ..................... 1,448 10/13/23 USD 95.75 USD 362,000 (986,450)
3-mo. SOFR Interest Futures ..................... 1,520 10/13/23 USD 95.13 USD 380,000 (2,251,500)
3-mo. SOFR Interest Futures ..................... 2,280 10/13/23 USD 95.25 USD 570,000 (3,990,000)
3-mo. SOFR Interest Futures ..................... 3,800 10/13/23 USD 95.38 USD 950,000 (7,718,750)
(15,706,900)
$ (15,725,900)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 3.31% Semi-Annual 1-day SOFR Annual Barclays Bank plc 06/14/24 3.31 % USD 50,158 $ (882,357)
10-Year Interest Rate Swap
(a)
3.02% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 03/16/26 3.02 USD 2,999 (121,106)
10-Year Interest Rate Swap
(a)
3.12% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 03/16/26 3.12 USD 2,620 (115,112)
10-Year Interest Rate Swap
(a)
3.05% Semi-Annual 1-day SOFR Annual UBS AG 05/04/26 3.05 USD 1,569 (66,021)
(1,184,596)
Put
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.05% Semi-Annual Barclays Bank plc 08/14/23 4.05 USD 38,241 (508,065)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.11% Semi-Annual
JPMorgan Chase
Bank NA 08/22/23 4.11 USD 18,385 (223,234)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.15% Semi-Annual UBS AG 08/22/23 4.15 USD 19,120 (220,067)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.10% Semi-Annual
JPMorgan Chase
Bank NA 08/23/23 4.10 USD 18,385 (226,115)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.13% Semi-Annual UBS AG 08/23/23 4.13 USD 19,120 (226,069)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.18% Semi-Annual BNP Paribas SA 08/24/23 4.18 USD 36,770 (409,209)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.30% Semi-Annual
JPMorgan Chase
Bank NA 08/31/23 4.30 USD 36,770 (338,811)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.43% Semi-Annual
JPMorgan Chase
Bank NA 08/31/23 4.43 USD 36,770 (274,238)

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Core Bond Portfolio

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.39% Semi-Annual
JPMorgan Chase
Bank NA 09/05/23 4.39 % USD 36,770 $ (297,823)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.61% Semi-Annual Barclays Bank plc 09/05/23 4.61 USD 36,770 (202,287)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.31% Semi-Annual Barclays Bank plc 06/14/24 3.31 USD 50,158 (1,245,741)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.02% Semi-Annual
Goldman Sachs
International 03/16/26 3.02 USD 2,999 (163,511)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.12% Semi-Annual
Goldman Sachs
International 03/16/26 3.12 USD 2,620 (133,785)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.05% Semi-Annual UBS AG 05/04/26 3.05 USD 1,569 (84,809)
(4,553,764)
$ (5,738,360)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day EFFR At Termination 5.28% At Termination 07/26/23
(a)
09/20/23 USD 626,976 $ (30,196) $ — $ (30,196)
1-day EFFR At Termination 5.28% At Termination 07/26/23
(a)
09/20/23 USD 632,441 (27,543) — (27,543)
0.21% Annual 1-day TONAR Annual N/A 02/03/25 JPY 583,318 (14,490) — (14,490)
0.20% Annual 1-day TONAR Annual N/A 02/03/25 JPY 583,318 (14,086) — (14,086)
3-mo. JIBAR Quarterly 7.20% Quarterly 03/20/24
(a)
03/20/25 ZAR 74,455 (42,677) — (42,677)
9.84% Monthly 28-day MXIBTIIE Monthly N/A 05/16/25 MXN 56,688 3,861 — 3,861
4.62% Annual 3-mo. PRIBOR Quarterly 06/19/24
(a)
06/19/25 CZK 173,597 (2,952) — (2,952)
3-mo. CD_KSDA Quarterly 3.19% Quarterly 09/20/23
(a)
09/20/26 KRW 2,754,844 (23,671) — (23,671)
3-mo. CD_KSDA Quarterly 3.19% Quarterly 09/20/23
(a)
09/20/26 KRW 3,727,141 (32,226) — (32,226)
3-mo. CD_KSDA Quarterly 3.33% Quarterly 09/20/23
(a)
09/20/26 KRW 1,510,279 (8,418) — (8,418)
3-mo. CD_KSDA Quarterly 3.38% Quarterly 09/20/23
(a)
09/20/26 KRW 1,510,506 (6,791) — (6,791)
3-mo. CD_KSDA Quarterly 3.38% Quarterly 09/20/23
(a)
09/20/26 KRW 1,510,506 (6,710) — (6,710)
28-day MXIBTIIE Monthly 8.42% Monthly N/A 01/20/28 MXN 31,029 (2,038) — (2,038)
28-day MXIBTIIE Monthly 8.35% Monthly N/A 04/28/28 MXN 18,202 (498) — (498)
6-mo. PRIBOR Semi-Annual 4.32% Annual 09/20/23
(a)
09/20/28 CZK 40,241 1,157 — 1,157
6-mo. PRIBOR Semi-Annual 4.54% Annual 09/20/23
(a)
09/20/28 CZK 34,283 16,522 — 16,522
5.70% Annual 6-mo. WIBOR Semi-Annual 09/20/23
(a)
09/20/28 PLN 4,869 (41,910) — (41,910)
6-mo. EURIBOR Semi-Annual 2.44% Annual 07/14/27
(a)
07/14/32 EUR 2,606 (30,258) — (30,258)
0.90% Annual 1-day TONAR Annual N/A 02/15/33 JPY 681,374 (160,681) — (160,681)
0.92% Annual 1-day TONAR Annual N/A 02/15/33 JPY 986,817 (244,473) — (244,473)
0.90% Annual 1-day TONAR Annual N/A 02/15/33 JPY 340,687 (79,761) — (79,761)
0.89% Annual 1-day TONAR Annual N/A 02/15/33 JPY 340,687 (76,860) — (76,860)
3-mo. BA Semi-Annual 3.30% Semi-Annual N/A 03/27/33 CAD 267 (9,022) 19 (9,041)
3-mo. BA Semi-Annual 3.35% Semi-Annual N/A 03/30/33 CAD 272 (8,292) (553) (7,739)
3-mo. BA Semi-Annual 3.28% Semi-Annual N/A 04/25/33 CAD 803 (27,259) (2,615) (24,644)
3-mo. BA Semi-Annual 3.44% Semi-Annual N/A 05/09/33 CAD 272 (6,302) — (6,302)
3-mo. BA Semi-Annual 3.36% Semi-Annual N/A 05/12/33 CAD 277 (7,744) (16) (7,728)
3-mo. BA Semi-Annual 3.43% Semi-Annual N/A 05/15/33 CAD 829 (19,582) (3,984) (15,598)
3-mo. BA Semi-Annual 3.77% Semi-Annual N/A 05/30/33 CAD 282 (484) (132) (352)
3-mo. BA Semi-Annual 3.68% Semi-Annual N/A 05/31/33 CAD 285 (2,096) — (2,096)
3-mo. BA Semi-Annual 3.68% Semi-Annual N/A 06/01/33 CAD 295 (2,223) — (2,223)
3-mo. BA Semi-Annual 3.92% Semi-Annual N/A 06/13/33 CAD 53 416 — 416
1-day
REPO_CORRA Semi-Annual 3.54% Semi-Annual N/A 06/15/33 CAD 29,045 153,596 — 153,596
1-day
REPO_CORRA Semi-Annual 3.54% Semi-Annual N/A 06/22/33 CAD 5,910 32,480 — 32,480
1-day SONIA Annual 4.28% Annual N/A 06/27/33 GBP 9,070 (85,209) — (85,209)
3-mo. BA Semi-Annual 3.85% Semi-Annual N/A 06/29/33 CAD 294 1,148 — 1,148

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Core Bond Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.37% Semi-Annual 3-mo. BA Semi-Annual N/A 03/27/53 CAD 116 $ 3,268 $ (20) $ 3,288
3.40% Semi-Annual 3-mo. BA Semi-Annual N/A 03/30/53 CAD 118 2,807 303 2,504
3.32% Semi-Annual 3-mo. BA Semi-Annual N/A 04/25/53 CAD 348 11,820 2,136 9,684
3.48% Semi-Annual 3-mo. BA Semi-Annual N/A 05/09/53 CAD 118 1,177 — 1,177
3.38% Semi-Annual 3-mo. BA Semi-Annual N/A 05/12/53 CAD 120 3,025 (99) 3,124
3.44% Semi-Annual 3-mo. BA Semi-Annual N/A 05/15/53 CAD 359 5,689 1,589 4,100
3.66% Semi-Annual 3-mo. BA Semi-Annual N/A 05/30/53 CAD 122 (1,960) 363 (2,323)
3.58% Semi-Annual 3-mo. BA Semi-Annual N/A 05/31/53 CAD 124 (574) — (574)
3.56% Semi-Annual 3-mo. BA Semi-Annual N/A 06/01/53 CAD 128 (307) — (307)
3.77% Semi-Annual 3-mo. BA Semi-Annual N/A 06/13/53 CAD 23 (722) — (722)
3.40% Semi-Annual
1-day
REPO_CORRA Semi-Annual N/A 06/15/53 CAD 12,909 (349,792) — (349,792)
2.49% Annual 1-day SOFR Annual 06/15/43
(a)
06/15/53 USD 423 (1,364) — (1,364)
3.36% Semi-Annual
1-day
REPO_CORRA Semi-Annual N/A 06/22/53 CAD 2,586 (55,532) — (55,532)
3.75% Annual 1-day SONIA Annual N/A 06/27/53 GBP 3,972 78,076 — 78,076
3.64% Semi-Annual 3-mo. BA Semi-Annual N/A 06/29/53 CAD 128 (1,745) — (1,745)
$ (1,111,406) $ (3,009) $ (1,108,397)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.53% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 06/28/33 USD 197 $ 284 $ — $ 284
2.45% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 06/09/53 USD 1,938 4,139 — 4,139
2.46% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 06/09/53 USD 1,938 (572) — (572)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.73% At Termination 06/15/53 EUR 2,595 23,710 — 23,710
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.77% At Termination 06/15/53 EUR 1,390 32,235 — 32,235
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.77% At Termination 06/15/53 EUR 1,390 35,676 — 35,676
2.43% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 06/30/53 USD 3,835 25,506 — 25,506
$ 120,978 $ — $ 120,978
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Abbott Laboratories ........ 1.00 % Quarterly JPMorgan Chase Bank NA 06/20/27 USD 1,439 $ (32,794) $ (26,671) $ (6,123)
Republic of Colombia ....... 1.00 Quarterly Barclays Bank plc 06/20/28 USD 2,506 143,488 240,093 (96,605)

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Core Bond Portfolio

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
United Mexican States ...... 1.00 % Quarterly Barclays Bank plc 06/20/28 USD 2,026 $ 1,980 $ 36,953 $ (34,973)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 854 1,630 9,018 (7,388)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 18 34 203 (169)
CMBX.NA.9.BBB- ......... 3.00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 440 104,866 13,681 91,185
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 288 68,640 14,640 54,000
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 1 — (104) 104
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 3 (1) (1,242) 1,241
$ – $ – $ –
$ 287,843 $ 286,571 $ 1,272
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ..... 3.00 % Monthly Deutsche Bank AG 09/17/58 BBB- USD 197 $ (46,952) $ (18,511) $ (28,441)
CMBX.NA.9.BBB- ..... 3.00 Monthly Deutsche Bank AG 09/17/58 BBB- USD 531 (126,555) (56,271) (70,284)
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 A USD 4,050 (391,996) (154,325) (237,671)
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 A USD 2,020 (195,514) (78,291) (117,223)
CMBX.NA.10.BBB- .... 3.00 Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 35 (10,616) (2,658) (7,958)
CMBX.NA.14.BBB- .... 3.00 Monthly
Goldman Sachs
International 12/16/72 BBB- USD 405 (117,155) (67,736) (49,419)
$ (888,788) $ (377,792) $ (510,996)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
12.37% At Termination 1-day IBR At Termination Citibank NA 04/18/24 COP 13,237,519 $ (3,482) $ — $ (3,482)
1-day
BZDIOVER At Termination 12.60% At Termination Bank of America NA 07/01/24 BRL 12,868 16,498 — 16,498
1-day
BZDIOVER At Termination 12.97% At Termination Citibank NA 07/01/24 BRL 7,522 15,851 — 15,851
1-day
BZDIOVER At Termination 12.97% At Termination
Goldman Sachs
International 07/01/24 BRL 4,549 9,527 — 9,527
11.90% At Termination 1-day IBR At Termination Bank of America NA 10/19/24 COP 6,864,672 (11,454) — (11,454)
1-day
BZDIOVER At Termination 11.87% At Termination Bank of America NA 01/02/25 BRL 14,836 40,590 — 40,590
1-day
BZDIOVER At Termination 11.38% At Termination Bank of America NA 01/02/26 BRL 8,419 49,665 — 49,665
1-day
BZDIOVER At Termination 11.75% At Termination Citibank NA 01/02/26 BRL 9,504 72,732 — 72,732
1-day
BZDIOVER At Termination 11.80% At Termination Citibank NA 01/02/26 BRL 9,303 74,142 — 74,142
1-day
BZDIOVER At Termination 11.92% At Termination Citibank NA 01/02/26 BRL 13,842 118,767 — 118,767
$ 382,836 $ — $ 382,836

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Core Bond Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1-day EFFR ......................................... Effective Federal Funds Rate 5.08
1-day IBR ........................................... Colombian Reference Banking Indicator 12.27
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 4.75
1-day SOFR ......................................... Secured Overnight Financing Rate 5.07
1-day SONIA ......................................... Sterling Overnight Index Average 4.93
1-day TONAR ........................................ Tokyo Overnight Average Rate (0.08)
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 11.50
3-mo. BA ........................................... Canadian Bankers Acceptances 5.40
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 3.75
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 8.50
3-mo. PRIBOR ....................................... Prague Interbank Offered Rate 7.13
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3.90
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 7.15
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 6.85
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 324,365,356 $ 259,285 $ 324,624,641
Corporate Bonds ........................................ — 842,915,707 — 842,915,707
Foreign Agency Obligations ................................. — 7,683,494 — 7,683,494
Foreign Government Obligations .............................. — 42,496,592 — 42,496,592
Municipal Bonds ......................................... — 25,976,907 — 25,976,907
Non-Agency Mortgage-Backed Securities ........................ — 212,975,889 — 212,975,889
Other Interests .......................................... — — — —
Preferred Securities ....................................... — 2,168,990 — 2,168,990
U.S. Government Sponsored Agency Securities .................... — 1,404,133,654 — 1,404,133,654
U.S. Treasury Obligations ................................... — 1,219,135,607 — 1,219,135,607
Short-Term Securities
Foreign Government Obligations .............................. — 5,786,979 — 5,786,979
Money Market Funds ...................................... 225,800,910 — — 225,800,910
Options Purchased
Interest rate contracts ...................................... 15,885,187 570,641 — 16,455,828

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Core Bond Portfolio

Level 1 Level 2 Level 3 Total
Liabilities
Investments
TBA Sale Commitments .................................... $ — $ (204,199,733) $ — $ (204,199,733)
$ 241,686,097 $ 3,884,010,083 $ 259,285 $ 4,125,955,465
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 146,530 $ — $ 146,530
Foreign currency exchange contracts ............................ — 241,427 — 241,427
Interest rate contracts ....................................... 816,842 708,905 — 1,525,747
Other contracts ........................................... — 121,550 — 121,550
Liabilities
Credit contracts ........................................... — (656,254) — (656,254)
Foreign currency exchange contracts ............................ — (1,298,760) — (1,298,760)
Interest rate contracts ....................................... (22,356,169) (7,172,826) — (29,528,995)
Other contracts ........................................... — (572) — (572)
$ (21,539,327) $ (7,910,000) $ — $ (29,449,327)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
PLN Polish Zloty
RUB New Russian Ruble
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
BA Canadian Bankers Acceptances
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EFFR Effective Federal Funds Rate
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
LOC Letter of Credit
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
REIT Real Estate Investment Trust
REPO_CORRA Canadian Overnight Repo Rate
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TONAR Tokyo Overnight Average Rate
WIBOR Warsaw Interbank Offered Rate
Fair Value Hierarchy as of Period End (continued)